As filed with the Securities and Exchange Commission on April 1, 2015

1933 Act File No. 333-173167

1940 Act File No. 811-22540

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____
Post-Effective Amendment No. 33	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 34	☒
(Check appropriate box or boxes.)

 FQF TRUST

(Exact name of Registrant as Specified in Charter)

60 State Street

Suite 700, Room 771

Boston, MA 02109

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 292-9801

Name and Address of Agent for Service:	With a Copy to:
Ronald C. Martin, Vice President	Stacy L. Fuller, Esq.
60 State Street	K&L Gates LLP
Suite 700, Room 771	1601 K Street, NW
Boston, MA 02109	Washington, D.C. 20006-1600

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on ____ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____ pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on ____ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FQF TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus

Statement of Additional Information

Part C of Form N-1A

Signature Page

This registration statement does not affect the registration of any series or any class of a series of the Registrant not included herein.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Subject to completion, dated April 1, 2015

Prospectus

O’Shares Defensive Dividend Growth ETF — ([Ticker])

O’Shares Europe Defensive Dividend Growth ETF — ([Ticker])

O’Shares Europe Hedged Defensive Dividend Growth ETF — ([Ticker])

O’Shares Asia Pacific Defensive Dividend Growth ETF — ([Ticker])

O’Shares Asia Pacific Hedged Defensive Dividend Growth ETF — ([Ticker])

[    ], 2015

Shares of the Funds are not individually redeemable and the owners of Shares may purchase or redeem Shares from each Fund in Creation Units only. The purchase and sale price of individual Shares trading on an Exchange may be below, at or above the most recently calculated NAV for such Shares. Shares will be listed for trading on [NYSE Arca, Inc.] (“Exchange”).

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summaries

O’Shares Defensive Dividend Growth ETF

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of its target index, the Defensive Dividend Growth Index (the “Target Index”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year asa% of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	[0.00]%
[Acquired Fund Fees and Expenses(2)	[ ]%]
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

[(1) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.]

(2) Based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index. The Target Index is designed to measure the performance of large-capitalization, dividend paying issuers in the United States that have exhibited lower volatility in their share price, as determined by [   ] (the “Index Provider”).

1

The initial eligible universe of Target Index components includes the common stock of all publicly traded companies, real estate investment trusts (“REITs”) and business development companies (“BDCs”) in the United States with a market capitalization of at least $[   ] billion and a [   ]-month average daily trading volume of at least $[   ] million. The Target Index screens the initial eligible universe to include common stock of companies that meet the following dividend criteria: (i) the companies have paid a dividend in the last [   ] months; (ii) the companies’ dividends have increased or remained the same over the last [   ] months; (iii) the companies’ dividends have increased over the last three years; and (iv) the companies have trailing [   ]-month dividend yields greater than [   ]%. Companies with dividends in the highest percentile are excluded to limit exposure to companies experiencing difficulty and/or at risk of decreasing dividends. The remaining companies are sorted by sector and ranked according to volatility. Subject to a maximum of [   ] companies in each sector, the Target Index is comprised of the [   ] securities with the lowest volatility. The Target Index is rebalanced on a [   ] basis.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index. This means that the Fund will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

The Fund may invest up to 20% of its net assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments, including ETF and other investment company securities, derivatives, cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.

[   ] is the sponsor of the Fund (the “Sponsor”). The Index Provider, in consultation with the Sponsor, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index. The Index Provider is not affiliated with the Fund, the Adviser or the Sponsor.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

BDC Risk. BDCs generally invest in and provide services to privately held and thinly traded companies, which involve greater risk than well established, publicly-traded companies. Because BDCs are pooled investment vehicles, the Fund will indirectly bear the risks of the investments held by the BDCs in addition to the risk of investing in BDCs. BDCs are subject to management and other expenses, which will be indirectly paid by the Fund. Regulatory constraints exist on both the BDC’s operations, which could negatively impact the performance of the BDC, and on the Fund’s ability to invest in BDCs, which could increase tracking error. Shares of BDCs may not be redeemable at the option of the shareholder. BDCs are often leveraged, thereby magnifying the potential loss on amounts invested in them.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the Target Index is concentrated in a particular industry, the Fund is also expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

[Specific industry risks to come, if applicable.]

Derivatives Risk. Derivatives may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-

2

compliance by, the other party to the transaction.

Dividend Paying Stocks Risk. The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund's purchase of such company.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Products and Investment Companies Risk. The risks of investing in securities of ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETP or investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower. Through its investments in investment companies, the Fund may be indirectly exposed to derivatives and leverage; allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Use of leverage is speculative and could magnify losses.

Large-Capitalization Stock Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk. The Fund’s use of leverage results in greater exposure than what could otherwise be obtained. Use of leverage tends to magnify increases or decreases in returns and may lead to more volatile prices.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Target Index. As a result, the Fund expects to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

[Portfolio Turnover Risk. The Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.]

Premium-Discount Risk. Fund shares may trade above or below their net asset value (or “NAV”). The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

Real Estate Investments Risk. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REIT Risk. In addition to the risks associated with the real estate industry, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few

3

properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent the Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Small and Mid-Capitalization Securities Risk. The securities of small mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small and mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Tracking Error Risk. The investment performance of the Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the Target Index. If the Fund is small, it may experience greater tracking error. The use of a representative sampling strategy to track the Underlying Index may produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: FFCM LLC

Portfolio Managers

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
William DeRoche, CFA	Since inception (2015)	Co-Portfolio Manager
Ronald C. Martin, Jr., CFA	Since inception (2015)	Co-Portfolio Manager
Philip Lee, PhD	Since inception (2015)	Co-Portfolio Manager

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of [50,000] shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

4

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

5

O’Shares Europe Defensive Dividend Growth ETF

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of its target index, the Europe Defensive Dividend Growth Index (the “Target Index”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year asa% of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	[0.00]%
[Acquired Fund Fees and Expenses(2)	[ ]%]
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

[(1) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.]

(2) Based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index or in depositary receipts representing components of the Target Index. The Target Index is designed to measure the performance of large-capitalization, dividend paying issuers in Europe that have exhibited lower volatility in their share price, as determined by [   ] (the “Index Provider”).

The initial eligible universe of Target Index components includes the common stock of all publicly traded companies, real estate investment trusts (“REITs”) and business development companies (“BDCs”) in the United States with a market capitalization of at least $[   ] billion and a [   ]-month average daily trading volume of at

6

least $[   ] million. The Target Index screens the initial eligible universe to include common stock of companies that meet the following dividend criteria: (i) the companies have paid a dividend in the last [   ] months; (ii) the companies’ dividends have increased or remained the same over the last [   ] months; (iii) the companies’ dividends have increased over the last three years; and (iv) the companies have trailing [   ]-month dividend yields greater than [   ]%. Companies with dividends in the highest percentile are excluded to limit exposure to companies experiencing difficulty and/or at risk of decreasing dividends. The remaining companies are sorted by sector and ranked according to volatility. Subject to a maximum of [   ] companies in each sector, the Target Index is comprised of the [   ] securities with the lowest volatility. The Target Index is rebalanced on a [   ] basis.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index. This means that the Fund will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

The Fund may invest up to 20% of its net assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments, including ETF and other investment company securities, derivatives, cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.

[   ] is the sponsor of the Fund (the “Sponsor”). The Index Provider, in consultation with the Sponsor, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index. The Index Provider is not affiliated with the Fund, the Adviser or the Sponsor.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

BDC Risk. BDCs generally invest in and provide services to privately held and thinly traded companies, which involve greater risk than well established, publicly-traded companies. Because BDCs are pooled investment vehicles, the Fund will indirectly bear the risks of the investments held by the BDCs in addition to the risk of investing in BDCs. BDCs are subject to management and other expenses, which will be indirectly paid by the Fund. Regulatory constraints exist on both the BDC’s operations, which could negatively impact the performance of the BDC, and on the Fund’s ability to invest in BDCs, which could increase tracking error. Shares of BDCs may not be redeemable at the option of the shareholder. BDCs are often leveraged, thereby magnifying the potential loss on amounts invested in them.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the Target Index is concentrated in a particular industry, the Fund is also expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

[Specific industry risks to come, if applicable.]

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk. Derivatives may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the

7

risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend Paying Stocks Risk. The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund's purchase of such company.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Europe Risk. Decreasing imports or exports, changes in governmental or E.U. regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe.

Exchange-Traded Products and Investment Companies Risk. The risks of investing in securities of ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETP or investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower. Through its investments in investment companies, the Fund may be indirectly exposed to derivatives and leverage; allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Use of leverage is speculative and could magnify losses.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Large-Capitalization Stock Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk. The Fund’s use of leverage results in greater exposure than what could otherwise be obtained. Use of leverage tends to magnify increases or decreases in returns and may lead to more volatile prices.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Target Index. As a result, the Fund expects to hold constituent securities of the Target Index

8

regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

[Portfolio Turnover Risk. The Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.]

Premium-Discount Risk. Fund shares may trade above or below their net asset value (or “NAV”). The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

Real Estate Investments Risk. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REIT Risk. In addition to the risks associated with the real estate industry, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent the Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Small and Mid-Capitalization Securities Risk. The securities of small mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small and mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Tracking Error Risk. The investment performance of the Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the Target Index. If the Fund is small, it may experience greater tracking error. The use of a representative sampling strategy to track the Underlying Index may produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: FFCM LLC

9

Portfolio Managers

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
William DeRoche, CFA	Since inception (2015)	Co-Portfolio Manager
Ronald C. Martin, Jr., CFA	Since inception (2015)	Co-Portfolio Manager
Philip Lee, PhD	Since inception (2015)	Co-Portfolio Manager

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of [50,000] shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

10

O’Shares Europe Hedged Defensive Dividend Growth ETF

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of its target index, the Europe Hedged Defensive Dividend Growth Index (the “Target Index”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year asa% of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	[0.00]%
[Acquired Fund Fees and Expenses(2)	[ ]%]
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

[(1) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.]

(2) Based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index or in depositary receipts representing components of the Target Index. The Target Index is designed to measure the performance of large-capitalization, dividend paying issuers in Europe that have exhibited lower volatility in their share price, as determined by [   ] (the “Index Provider”).

The initial eligible universe of Target Index components includes the common stock of all publicly traded companies, real estate investment trusts (“REITs”) and business development companies (“BDCs”) in the United States with a market capitalization of at least $[   ] billion and a [   ]-month average daily trading volume of at

11

least $[   ] million. The Target Index screens the initial eligible universe to include common stock of companies that meet the following dividend criteria: (i) the companies have paid a dividend in the last [   ] months; (ii) the companies’ dividends have increased or remained the same over the last [   ] months; (iii) the companies’ dividends have increased over the last three years; and (iv) the companies have trailing [   ]-month dividend yields greater than [   ]%. Companies with dividends in the highest percentile are excluded to limit exposure to companies experiencing difficulty and/or at risk of decreasing dividends. The remaining companies are sorted by sector and ranked according to volatility. Subject to a maximum of [   ] companies in each sector, the Target Index is comprised of the [   ] securities with the lowest volatility. The Target Index is rebalanced on a [   ] basis.

The Target Index hedges against fluctuations in the relative value of foreign currencies in which the Target Index’s components are denominated against the U.S. dollar. Thus, it is designed to have higher returns than an equivalent index that does not hedge against a weakening of such foreign currencies relative to the U.S. dollar. The Target Index applies published one-month currency forward rates to the Target Index’s total foreign currency exposures to adjust the value of the foreign currencies against the U.S. dollar. The Fund intends to enter into forward currency contracts or futures contracts to effectuate the hedging strategy embedded in the Target Index. Although the hedged nature of the Target Index is designed to minimize the impact of currency fluctuations on returns, it does not eliminate the Fund’s exposure to foreign currency fluctuations.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index. This means that the Fund will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

The Fund may invest up to 20% of its net assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments, including ETF and other investment company securities, derivatives, cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.

[   ] is the sponsor of the Fund (the “Sponsor”). The Index Provider, in consultation with the Sponsor, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index. The Index Provider is not affiliated with the Fund, the Adviser or the Sponsor.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

BDC Risk. BDCs generally invest in and provide services to privately held and thinly traded companies, which involve greater risk than well established, publicly-traded companies. Because BDCs are pooled investment vehicles, the Fund will indirectly bear the risks of the investments held by the BDCs in addition to the risk of investing in BDCs. BDCs are subject to management and other expenses, which will be indirectly paid by the Fund. Regulatory constraints exist on both the BDC’s operations, which could negatively impact the performance of the BDC, and on the Fund’s ability to invest in BDCs, which could increase tracking error. Shares of BDCs may not be redeemable at the option of the shareholder. BDCs are often leveraged, thereby magnifying the potential loss on amounts invested in them.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the Target Index is concentrated in a particular industry, the Fund is also expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

[Specific industry risks to come, if applicable.]

12

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk. Derivatives may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend Paying Stocks Risk. The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund's purchase of such company.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Europe Risk. Decreasing imports or exports, changes in governmental or E.U. regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe.

Exchange-Traded Products and Investment Companies Risk. The risks of investing in securities of ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETP or investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower. Through its investments in investment companies, the Fund may be indirectly exposed to derivatives and leverage; allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Use of leverage is speculative and could magnify losses.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, unless perfectly hedged, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Hedging Risk. The Fund’s hedging strategies may not be successful, and even if they are successful, the Fund’s exposure to foreign currency fluctuations is not expected to be fully hedged at all times. Investments in forward foreign currency contracts and futures contracts may not perfectly offset actual fluctuations in the exchange rate between foreign currencies and the U.S. dollar, including because currency exchange rates are volatile. In addition, forward foreign currency contracts are OTC contracts that depend on performance by a counterparty; if such counterparty fails to perform, the Fund may lose money.

Large-Capitalization Stock Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

13

Leverage Risk. The Fund’s use of leverage results in greater exposure than what could otherwise be obtained. Use of leverage tends to magnify increases or decreases in returns and may lead to more volatile prices.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Target Index. As a result, the Fund expects to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

[Portfolio Turnover Risk. The Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.]

Premium-Discount Risk. Fund shares may trade above or below their net asset value (or “NAV”). The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

Real Estate Investments Risk. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REIT Risk. In addition to the risks associated with the real estate industry, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent the Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Small and Mid-Capitalization Securities Risk. The securities of small mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small and mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Tracking Error Risk. The investment performance of the Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the Target Index. If the Fund is

14

small, it may experience greater tracking error. The use of a representative sampling strategy to track the Underlying Index may produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: FFCM LLC

Portfolio Managers

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
William DeRoche, CFA	Since inception (2015)	Co-Portfolio Manager
Ronald C. Martin, Jr., CFA	Since inception (2015)	Co-Portfolio Manager
Philip Lee, PhD	Since inception (2015)	Co-Portfolio Manager

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of [50,000] shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

15

O’Shares Asia Pacific Defensive Dividend Growth ETF

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of its target index, the Asia Pacific Defensive Dividend Growth Index (the “Target Index”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year asa% of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	[0.00]%
[Acquired Fund Fees and Expenses(2)	[ ]%]
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

[(1) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.]

(2) Based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index or in depositary receipts representing components of the Target Index. The Target Index is designed to measure the performance of large-capitalization, dividend paying issuers in Asia that have exhibited lower volatility in their share price, as determined by [   ] (the “Index Provider”).

The initial eligible universe of Target Index components includes the common stock of all publicly traded companies, real estate investment trusts (“REITs”) and business development companies (“BDCs”) in the United States with a market capitalization of at least $[   ] billion and a [   ]-month average daily trading volume of at

16

least $[   ] million. The Target Index screens the initial eligible universe to include common stock of companies that meet the following dividend criteria: (i) the companies have paid a dividend in the last [   ] months; (ii) the companies’ dividends have increased or remained the same over the last [   ] months; (iii) the companies’ dividends have increased over the last three years; and (iv) the companies have trailing [   ]-month dividend yields greater than [   ]%. Companies with dividends in the highest percentile are excluded to limit exposure to companies experiencing difficulty and/or at risk of decreasing dividends. The remaining companies are sorted by sector and ranked according to volatility. Subject to a maximum of [   ] companies in each sector, the Target Index is comprised of the [   ] securities with the lowest volatility. The Target Index is rebalanced on a [   ] basis.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index. This means that the Fund will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

The Fund may invest up to 20% of its net assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments, including ETF and other investment company securities, derivatives, cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.

[   ] is the sponsor of the Fund (the “Sponsor”). The Index Provider, in consultation with the Sponsor, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index. The Index Provider is not affiliated with the Fund, the Adviser or the Sponsor.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Asia Risk. Investments in securities of issuers in Asian countries involve risks that are specific to Asia. For example, some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices. Other Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained.

BDC Risk. BDCs generally invest in and provide services to privately held and thinly traded companies, which involve greater risk than well established, publicly-traded companies. Because BDCs are pooled investment vehicles, the Fund will indirectly bear the risks of the investments held by the BDCs in addition to the risk of investing in BDCs. BDCs are subject to management and other expenses, which will be indirectly paid by the Fund. Regulatory constraints exist on both the BDC’s operations, which could negatively impact the performance of the BDC, and on the Fund’s ability to invest in BDCs, which could increase tracking error. Shares of BDCs may not be redeemable at the option of the shareholder. BDCs are often leveraged, thereby magnifying the potential loss on amounts invested in them.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk. To the extent that the Target Index is concentrated in a particular industry, the Fund is also expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

[Specific industry risks to come, if applicable.]

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

17

Derivatives Risk. Derivatives may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend Paying Stocks Risk. The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund's purchase of such company.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Products and Investment Companies Risk. The risks of investing in securities of ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETP or investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower. Through its investments in investment companies, the Fund may be indirectly exposed to derivatives and leverage; allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Use of leverage is speculative and could magnify losses.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Large-Capitalization Stock Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk. The Fund’s use of leverage results in greater exposure than what could otherwise be obtained. Use of leverage tends to magnify increases or decreases in returns and may lead to more volatile prices.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Target Index. As a result, the Fund expects to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

18

[Portfolio Turnover Risk. The Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.]

Premium-Discount Risk. Fund shares may trade above or below their net asset value (or “NAV”). The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

Real Estate Investments Risk. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REIT Risk. In addition to the risks associated with the real estate industry, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent the Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Small and Mid-Capitalization Securities Risk. The securities of small mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small and mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Tracking Error Risk. The investment performance of the Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the Target Index. If the Fund is small, it may experience greater tracking error. The use of a representative sampling strategy to track the Underlying Index may produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: FFCM LLC

Portfolio Managers

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

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Employee	Length of Service	Title
William DeRoche, CFA	Since inception (2015)	Co-Portfolio Manager
Ronald C. Martin, Jr., CFA	Since inception (2015)	Co-Portfolio Manager
Philip Lee, PhD	Since inception (2015)	Co-Portfolio Manager

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of [50,000] shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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O’Shares Asia Pacific Hedged Defensive Dividend Growth ETF

Investment Objective

The Fund seeks to track the performance (before fees and expenses) of its target index, the Asia Pacific Hedged Defensive Dividend Growth Index (the “Target Index”).

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions for buying and selling securities are not reflected in the example that follows.

Annual Fund Operating Expenses (expenses you pay each year asa% of the value of your investment)

Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees(1)	[0.00]%
[Acquired Fund Fees and Expenses(2)	[ ]%]
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

[(1) Pursuant to a Rule 12b-1 distribution and service plan (“Plan”), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.]

(2) Based on estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

1 YEAR	3 YEARS
$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index or in depositary receipts representing components of the Target Index. The Target Index is designed to measure the performance of large-capitalization, dividend paying issuers in Europe that have exhibited lower volatility in their share price, as determined by [   ] (the “Index Provider”).

The initial eligible universe of Target Index components includes the common stock of all publicly traded companies, real estate investment trusts (“REITs”) and business development companies (“BDCs”) in the United States with a market capitalization of at least $[   ] billion and a [   ]-month average daily trading volume of at

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least $[   ] million. The Target Index screens the initial eligible universe to include common stock of companies that meet the following dividend criteria: (i) the companies have paid a dividend in the last [   ] months; (ii) the companies’ dividends have increased or remained the same over the last [   ] months; (iii) the companies’ dividends have increased over the last three years; and (iv) the companies have trailing [   ]-month dividend yields greater than [   ]%. Companies with dividends in the highest percentile are excluded to limit exposure to companies experiencing difficulty and/or at risk of decreasing dividends. The remaining companies are sorted by sector and ranked according to volatility. Subject to a maximum of [   ] companies in each sector, the Target Index is comprised of the [   ] securities with the lowest volatility. The Target Index is rebalanced on a [   ] basis.

The Target Index hedges against fluctuations in the relative value of foreign currencies in which the Target Index’s components are denominated against the U.S. dollar. Thus, it is designed to have higher returns than an equivalent index that does not hedge against a weakening of such foreign currencies relative to the U.S. dollar. The Target Index applies published one-month currency forward rates to the Target Index’s total foreign currency exposures to adjust the value of the foreign currencies against the U.S. dollar. The Fund intends to enter into forward currency contracts or futures contracts to effectuate the hedging strategy embedded in the Target Index. Although the hedged nature of the Target Index is designed to minimize the impact of currency fluctuations on returns, it does not eliminate the Fund’s exposure to foreign currency fluctuations.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index. This means that the Fund will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

The Fund may invest up to 20% of its net assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments, including ETF and other investment company securities, derivatives, cash and cash equivalents as substitutes for one or more Target Index components or in anticipation of changes in the Target Index’s components.

[   ] is the sponsor of the Fund (the “Sponsor”). The Index Provider, in consultation with the Sponsor, developed the Target Index methodology. The Index Provider is responsible for the ongoing maintenance, calculation and administration of the Target Index. The Index Provider is not affiliated with the Funds, the Adviser or the Sponsor.

Principal Investment Risks

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an exchange-traded fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Asia Risk. Investments in securities of issuers in Asian countries involve risks that are specific to Asia. For example, some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices. Other Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained.

BDC Risk. BDCs generally invest in and provide services to privately held and thinly traded companies, which involve greater risk than well established, publicly-traded companies. Because BDCs are pooled investment vehicles, the Fund will indirectly bear the risks of the investments held by the BDCs in addition to the risk of investing in BDCs. BDCs are subject to management and other expenses, which will be indirectly paid by the Fund. Regulatory constraints exist on both the BDC’s operations, which could negatively impact the performance of the BDC, and on the Fund’s ability to invest in BDCs, which could increase tracking error. Shares of BDCs may not be redeemable at the option of the shareholder. BDCs are often leveraged, thereby magnifying the potential loss on amounts invested in them.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

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Concentration Risk. To the extent that the Target Index is concentrated in a particular industry, the Fund is also expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

[Specific industry risks to come, if applicable.]

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk. Derivatives may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend Paying Stocks Risk. The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund's purchase of such company.

Emerging Markets Risk. Emerging market investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. Securities traded on emerging markets are potentially illiquid and may be subject to volatility and high transaction costs.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Exchange-Traded Products and Investment Companies Risk. The risks of investing in securities of ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETP or investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower. Through its investments in investment companies, the Fund may be indirectly exposed to derivatives and leverage; allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Use of leverage is speculative and could magnify losses.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, unless perfectly hedged, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Hedging Risk. The Fund’s hedging strategies may not be successful, and even if they are successful, the Fund’s exposure to foreign currency fluctuations is not expected to be fully hedged at all times. Investments in forward foreign currency contracts and futures contracts may not perfectly offset actual fluctuations in the exchange rate between foreign currencies and the U.S. dollar, including because currency exchange rates are volatile. In addition, forward foreign currency contracts are OTC contracts that depend on performance by a counterparty; if such counterparty fails to perform, the Fund may lose money.

Large-Capitalization Stock Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

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Leverage Risk. The Fund’s use of leverage results in greater exposure than what could otherwise be obtained. Use of leverage tends to magnify increases or decreases in returns and may lead to more volatile prices.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government and/or Federal Reserve, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Target Index. As a result, the Fund expects to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

[Portfolio Turnover Risk. The Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.]

Premium-Discount Risk. Fund shares may trade above or below their net asset value (or “NAV”). The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.

Real Estate Investments Risk. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REIT Risk. In addition to the risks associated with the real estate industry, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent the Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Small and Mid-Capitalization Securities Risk. The securities of small mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small and mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Tracking Error Risk. The investment performance of the Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by the Fund that are not reflected in the Target Index. If the Fund is

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small, it may experience greater tracking error. The use of a representative sampling strategy to track the Underlying Index may produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

Performance Information

Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Management

Investment Adviser: FFCM LLC

Portfolio Managers

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
William DeRoche, CFA	Since inception (2015)	Co-Portfolio Manager
Ronald C. Martin, Jr., CFA	Since inception (2015)	Co-Portfolio Manager
Philip Lee, PhD	Since inception (2015)	Co-Portfolio Manager

Purchase and Sale of Fund Shares

The Fund is an exchange-traded fund or ETF. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will only issue or redeem shares aggregated into blocks of [50,000] shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day.

Tax Information

The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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More Information About the Funds

More Information About the Funds’ Investment Objectives

Each Fund seeks to track the performance (before fees and expenses) of its target index. Each Fund’s investment objective is non-fundamental and may be changed without shareholder approval with at least 60 days’ notice to shareholders.

More Information About the Funds’ Principal Investment Strategies

O’Shares Defensive Dividend Growth ETF

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index. The Fund may change its 80% investment policy without shareholder approval. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. The Target Index is designed to measure the performance of large-capitalization, dividend paying issuers in the United States that have exhibited lower volatility in their share price, as determined by [   ] (the “Index Provider”). The initial eligible universe of Target Index components includes common stock of all publicly traded companies, real estate investment trusts (“REITs”) and business development companies (“BDCs”) in the United States with a market capitalization of at least $[   ] billion and a [   ]-month average daily trading volume of at least $[   ] million. The initial eligible universe is screened to include common stock of companies that meet the following dividend criteria: (i) companies that have paid a dividend in the last [   ] months; (ii) companies with dividends that have increased or remained the same over the last [   ] months; (iii) companies with dividends that have increased over the last three years; and (iv) companies with trailing [   ]-month dividend yields greater than [   ]%. Companies with dividends in the highest percentile are excluded to limit exposure to companies experiencing difficulty and/or at risk of decreasing dividends. After screening, companies are sorted by sector and ranked according to volatility, and then a maximum of [   ] companies in each sector are selected based on those having the lowest volatility. The Target Index measures volatility by [   ] and is measured over [time period]. The weighting by sector is then determined by [   ], and the weighing per security is determined by [   ]. As a result, the Target Index is expected to reflect the common stock of [   ] issuers. The Target Index is rebalanced on a [   ] basis.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index. This means that the Fund will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. The Fund’s investments are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

The Fund may invest up to 20% of its net assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments, including investment company securities such as exchange-traded fund shares, derivatives, cash and cash equivalents and money market instruments, not in the Target Index that the Adviser believes are appropriate to substitute for one or more such investments. The Adviser may also sell securities that are represented in the Target Index or purchase investments not yet represented in the Target Index, in anticipation of their removal from or addition to the Target Index. There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in its Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, a Fund may not track its Target Index with the same degree of accuracy as it otherwise would.

[   ] is the sponsor of the Fund (the “Sponsor”). The Index Provider, in consultation with the Sponsor, developed the methodology for determining the securities to be included in the Target Index. The Index Provider is

26

responsible for the ongoing maintenance of the Target Index. The Index Provider is not affiliated with the Fund, the Adviser or the Sponsor. The Target Index is also calculated and administered by the Index Provider. The Target Index is unmanaged and cannot be invested in directly.

O’Shares Europe Defensive Dividend Growth ETF

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index or in depositary receipts representing components of the Target Index. The Fund may change its 80% investment policy without shareholder approval. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. The Target Index is designed to measure the performance of large-capitalization, dividend paying issuers in Europe that have exhibited lower volatility in their share price, as determined by [   ] (the “Index Provider”). The initial eligible universe of Target Index components includes common stock of all publicly traded companies, real estate investment trusts (“REITs”) and business development companies (“BDCs”) in the United States with a market capitalization of at least $[   ] billion and a [   ]-month average daily trading volume of at least $[   ] million. The initial eligible universe is screened to include common stock of companies that meet the following dividend criteria: (i) companies that have paid a dividend in the last [   ] months; (ii) companies with dividends that have increased or remained the same over the last [   ] months; (iii) companies with dividends that have increased over the last three years; and (iv) companies with trailing [   ]-month dividend yields greater than [   ]%. Companies with dividends in the highest percentile are excluded to limit exposure to companies experiencing difficulty and/or at risk of decreasing dividends. After screening, companies are sorted by sector and ranked according to volatility, and then a maximum of [   ] companies in each sector are selected based on those having the lowest volatility. The Target Index measures volatility by [   ] and is measured over [time period]. The weighting by sector is then determined by [   ], and the weighing per security is determined by [   ]. As a result, the Target Index is expected to reflect the common stock of [   ] issuers. The Target Index is rebalanced on a [   ] basis.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index. This means that the Fund will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. The Fund’s investments are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

The Fund may invest up to 20% of its net assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments, including investment company securities such as exchange-traded fund shares, derivatives, cash and cash equivalents and money market instruments, not in the Target Index that the Adviser believes are appropriate to substitute for one or more such investments. The Adviser may also sell securities that are represented in the Target Index or purchase investments not yet represented in the Target Index, in anticipation of their removal from or addition to the Target Index. There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in its Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, a Fund may not track its Target Index with the same degree of accuracy as it otherwise would.

[   ] is the sponsor of the Fund (the “Sponsor”). The Index Provider, in consultation with the Sponsor, developed the methodology for determining the securities to be included in the Target Index. The Index Provider is responsible for the ongoing maintenance of the Target Index. The Index Provider is not affiliated with the Fund, the Adviser or the Sponsor. The Target Index is also calculated and administered by the Index Provider. The Target Index is unmanaged and cannot be invested in directly.

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O’Shares Europe Hedged Defensive Dividend Growth ETF

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index or in depositary receipts representing components of the Target Index. The Fund may change its 80% investment policy without shareholder approval. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. The Target Index is designed to measure the performance of large-capitalization, dividend paying issuers in Europe that have exhibited lower volatility in their share price, as determined by [   ] (the “Index Provider”). The initial eligible universe of Target Index components includes common stock of all publicly traded companies, real estate investment trusts (“REITs”) and business development companies (“BDCs”) in the United States with a market capitalization of at least $[   ] billion and a [   ]-month average daily trading volume of at least $[   ] million. The initial eligible universe is screened to include common stock of companies that meet the following dividend criteria: (i) companies that have paid a dividend in the last [   ] months; (ii) companies with dividends that have increased or remained the same over the last [   ] months; (iii) companies with dividends that have increased over the last three years; and (iv) companies with trailing [   ]-month dividend yields greater than [   ]%. Companies with dividends in the highest percentile are excluded to limit exposure to companies experiencing difficulty and/or at risk of decreasing dividends. After screening, companies are sorted by sector and ranked according to volatility, and then a maximum of [   ] companies in each sector are selected based on those having the lowest volatility. The Target Index measures volatility by [   ] and is measured over [time period]. The weighting by sector is then determined by [   ], and the weighing per security is determined by [   ]. As a result, the Target Index is expected to reflect the common stock of [   ] issuers. The Target Index is rebalanced on a [   ] basis.

The Target Index hedges against fluctuations in the relative value of foreign currencies in which the Target Index’s components are denominated against the U.S. dollar. Thus, it is designed to have higher returns than an equivalent index that does not hedge against a weakening of such foreign currencies relative to the U.S. dollar. The Target Index applies published one-month currency forward rates to the Target Index’s total foreign currency exposures to adjust the value of the foreign currencies against the U.S. dollar. The Fund intends to enter into forward currency contracts or futures contracts to effectuate the hedging strategy embedded in the Target Index. Although the hedged nature of the Target Index is designed to minimize the impact of currency fluctuations on returns, it does not eliminate the Fund’s exposure to foreign currency fluctuations.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index. This means that the Fund will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. The Fund’s investments are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

The Fund may invest up to 20% of its net assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments, including investment company securities such as exchange-traded fund shares, derivatives, cash and cash equivalents and money market instruments, not in the Target Index that the Adviser believes are appropriate to substitute for one or more such investments. The Adviser may also sell securities that are represented in the Target Index or purchase investments not yet represented in the Target Index, in anticipation of their removal from or addition to the Target Index. There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in its Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, a Fund may not track its Target Index with the same degree of accuracy as it otherwise would.

[   ] is the sponsor of the Fund (the “Sponsor”). The Index Provider, in consultation with the Sponsor, developed the methodology for determining the securities to be included in the Target Index. The Index Provider is responsible for the ongoing maintenance of the Target Index. The Index Provider is not affiliated with the Fund,

28

the Adviser or the Sponsor. The Target Index is also calculated and administered by the Index Provider. The Target Index is unmanaged and cannot be invested in directly.

O’Shares Asia Pacific Defensive Dividend Growth ETF

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the Target Index or in depositary receipts representing components of the Target Index. The Fund may change its 80% investment policy without shareholder approval. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. The Target Index is designed to measure the performance of large-capitalization, dividend paying issuers in Asia that have exhibited lower volatility in their share price, as determined by [   ] (the “Index Provider”). The initial eligible universe of Target Index components includes common stock of all publicly traded companies, real estate investment trusts (“REITs”) and business development companies (“BDCs”) in the United States with a market capitalization of at least $[   ] billion and a [   ]-month average daily trading volume of at least $[   ] million. The initial eligible universe is screened to include common stock of companies that meet the following dividend criteria: (i) companies that have paid a dividend in the last [   ] months; (ii) companies with dividends that have increased or remained the same over the last [   ] months; (iii) companies with dividends that have increased over the last three years; and (iv) companies with trailing [   ]-month dividend yields greater than [   ]%. Companies with dividends in the highest percentile are excluded to limit exposure to companies experiencing difficulty and/or at risk of decreasing dividends. After screening, companies are sorted by sector and ranked according to volatility, and then a maximum of [   ] companies in each sector are selected based on those having the lowest volatility. The Target Index measures volatility by [   ] and is measured over [time period]. The weighting by sector is then determined by [   ], and the weighing per security is determined by [   ]. As a result, the Target Index is expected to reflect the common stock of [   ] issuers. The Target Index is rebalanced on a [   ] basis.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index. This means that the Fund will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. The Fund’s investments are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

The Fund may invest up to 20% of its net assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments, including investment company securities such as exchange-traded fund shares, derivatives, cash and cash equivalents and money market instruments, not in the Target Index that the Adviser believes are appropriate to substitute for one or more such investments. The Adviser may also sell securities that are represented in the Target Index or purchase investments not yet represented in the Target Index, in anticipation of their removal from or addition to the Target Index. There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in its Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, a Fund may not track its Target Index with the same degree of accuracy as it otherwise would.

[   ] is the sponsor of the Fund (the “Sponsor”). The Index Provider, in consultation with the Sponsor, developed the methodology for determining the securities to be included in the Target Index. The Index Provider is responsible for the ongoing maintenance of the Target Index. The Index Provider is not affiliated with the Fund, the Adviser or the Sponsor. The Target Index is also calculated and administered by the Index Provider. The Target Index is unmanaged and cannot be invested in directly.

O’Shares Asia Pacific Hedged Defensive Dividend Growth ETF

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the

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Target Index or in depositary receipts representing components of the Target Index. The Fund may change its 80% investment policy without shareholder approval. The Fund will provide shareholders with at least 60 days’ notice prior to any material change in this 80% investment policy. The Target Index is designed to measure the performance of large-capitalization, dividend paying issuers in Europe that have exhibited lower volatility in their share price, as determined by [   ] (the “Index Provider”). The initial eligible universe of Target Index components includes common stock of all publicly traded companies, real estate investment trusts (“REITs”) and business development companies (“BDCs”) in the United States with a market capitalization of at least $[   ] billion and a [   ]-month average daily trading volume of at least $[   ] million. The initial eligible universe is screened to include common stock of companies that meet the following dividend criteria: (i) companies that have paid a dividend in the last [   ] months; (ii) companies with dividends that have increased or remained the same over the last [   ] months; (iii) companies with dividends that have increased over the last three years; and (iv) companies with trailing [   ]-month dividend yields greater than [   ]%. Companies with dividends in the highest percentile are excluded to limit exposure to companies experiencing difficulty and/or at risk of decreasing dividends. After screening, companies are sorted by sector and ranked according to volatility, and then a maximum of [   ] companies in each sector are selected based on those having the lowest volatility. The Target Index measures volatility by [   ] and is measured over [time period]. The weighting by sector is then determined by [   ], and the weighing per security is determined by [   ]. As a result, the Target Index is expected to reflect the common stock of [   ] issuers. The Target Index is rebalanced on a [   ] basis.

The Target Index hedges against fluctuations in the relative value of foreign currencies in which the Target Index’s components are denominated against the U.S. dollar. Thus, it is designed to have higher returns than an equivalent index that does not hedge against a weakening of such foreign currencies relative to the U.S. dollar. The Target Index applies published one-month currency forward rates to the Target Index’s total foreign currency exposures to adjust the value of the foreign currencies against the U.S. dollar. The Fund intends to enter into forward currency contracts or futures contracts to effectuate the hedging strategy embedded in the Target Index. Although the hedged nature of the Target Index is designed to minimize the impact of currency fluctuations on returns, it does not eliminate the Fund’s exposure to foreign currency fluctuations.

The Fund expects to employ a representative sampling strategy in seeking to track the performance of the Target Index. This means that the Fund will typically invest in a portfolio of investments that collectively has an investment profile similar to the Target Index, rather than holding all of the investments in the Target Index. The Fund’s investments are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Target Index. To the extent that the Target Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

The Fund may invest up to 20% of its net assets in investments not included in the Target Index, but which the Adviser believes will help the Fund track the Target Index. For example, there may be instances in which the Adviser may choose to purchase or sell investments, including investment company securities such as exchange-traded fund shares, derivatives, cash and cash equivalents and money market instruments, not in the Target Index that the Adviser believes are appropriate to substitute for one or more such investments. The Adviser may also sell securities that are represented in the Target Index or purchase investments not yet represented in the Target Index, in anticipation of their removal from or addition to the Target Index. There may also be instances in which the Adviser may choose to overweight securities in the Target Index.

The Fund may not be fully invested at times as a result of, for example, cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. In addition, the Fund may not be able to invest in certain securities included in its Target Index due to restrictions or limitations on the trading of such securities or a lack of liquidity in such securities. Under these circumstances, a Fund may not track its Target Index with the same degree of accuracy as it otherwise would.

[   ] is the sponsor of the Fund (the “Sponsor”). The Index Provider, in consultation with the Sponsor, developed the methodology for determining the securities to be included in the Target Index. The Index Provider is responsible for the ongoing maintenance of the Target Index. The Index Provider is not affiliated with the Fund, the Adviser or the Sponsor. The Target Index is also calculated and administered by the Index Provider. The Target Index is unmanaged and cannot be invested in directly.

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More Information about the Funds’ Principal Investment Risks

Risks	O’Shares Defensive Dividend Growth ETF	O’Shares Europe Dividend Growth ETF	O’Shares Europe Hedged Dividend Growth ETF	O’Shares Asia Pacific Dividend Growth ETF	O’Shares Asia Pacific Hedged Dividend Growth ETF
Principal Risks
Asia Risk				X	X
BDC Risk	X	X	X	X	X
Cash and Cash Equivalents Risk	X	X	X	X	X
Concentration Risk	X	X	X	X	X
Depositary Receipts Risk		X	X	X	X
Derivatives Risk	X	X	X	X	X
Dividend Paying Stocks Risk	X	X	X	X	X
Emerging Markets Risk		X	X	X	X
Equity Investing Risk	X	X	X	X	X
Europe Risk		X	X
Exchange-Traded Products and Investment Companies Risk	X	X	X	X	X
Foreign Investment Risk		X	X	X	X
Hedging Risk			X		X
Large Capitalization Company Risk	X	X	X	X	X
Leverage Risk	X	X	X	X	X
Liquidity Risk	X	X	X	X	X
Market Events Risk	X	X	X	X	X
Passive Investment Risk	X	X	X	X	X
[Portfolio Turnover Risk]	[X]	[X]	[X]	[X]	[X]
Premium-Discount Risk	X	X	X	X	X
Real Estate Risk	X	X	X	X	X
REIT Risk	X	X	X	X	X
Secondary Market Trading Risk	X	X	X	X	X
Small and Medium Capitalization Securities Risk	X	X	X	X	X

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Tracking Error Risk	X	X	X	X	X
Volatility Risk	X	X	X	X	X

Asia Risk. Investments in securities of issuers in Asian countries involve risks that are specific to Asia, including certain legal, regulatory, political and economic risks. Certain Asian countries have experienced expropriation and/or nationalization of assets, confiscatory taxation, political instability, armed conflict and social instability as a result of religious, ethnic, socio-economic and/or political unrest. Some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices and particularly vulnerable to price changes for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asian economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asian economies are highly dependent on trade and economic conditions in other countries can impact these economies.

BDC Risk. BDCs generally invest in and provide services to privately held and thinly traded companies, which involve greater risk than well established, publicly-traded companies. Because BDCs are pooled investment vehicles, the Fund will indirectly bear the risks of the investments held by the BDCs in addition to the risk of investing in BDCs. BDCs are subject to management and other expenses, which will be indirectly paid by the Fund. Regulatory constraints exist on both the BDC’s operations, which could negatively impact the performance of the BDC, and on the Fund’s ability to invest in BDCs, which could increase tracking error. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Further, because BDCs are regulated as investment companies, the Fund may not acquire greater than 3% of the total outstanding shares of any BDC. Shares of BDCs may not be redeemable at the option of the shareholder. BDCs are often leveraged, thereby magnifying the potential loss on amounts invested in them.

Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested it will be subject to the credit risk of the depositing institution holding the cash.

Concentration Risk. To the extent that the Fund’s Target Index is concentrated in a particular industry, the Fund is also expected to be concentrated in that industry and may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry. In addition, the value of the Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of industries. An individual industry may have above-average performance during particular periods, but may also move up and down more than the broader market. The Fund’s performance could also be affected if the industries do not perform as expected.

Depositary Receipts Risk. The Fund’s investments in foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs, EDRs, and GDRs are generally subject to the risks of investing directly in foreign securities and, in some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer. ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. GDRs are similar to ADRs but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less

32

information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. The Fund’s investments may also include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended. The Adviser will determine the liquidity of these investments pursuant to guidelines established by the Board of Trustees. If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within the Fund’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell these types of ADRs or GDRs and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.

Derivatives Risk: A derivative is a financial contract whose value depends on, or is derived from, changes in the value of one or more underlying assets, reference rates, or indexes. The Fund’s use of derivatives — such as futures contracts and swap agreements, among other instruments — may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in unanticipated ways. Derivatives may be highly volatile, and the Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The Fund’s use of derivatives may increase the amount and affect the timing and character of taxable distributions payable to shareholders. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that the Fund will engage in derivative transactions to reduce exposure to other risks when that would be beneficial.

Derivatives may be subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty.

Certain derivatives transactions, including over-the-counter (“OTC”) swaps and other OTC derivatives, are not entered into or traded on exchanges or in markets regulated by the Commodity Futures Trading Commission (“CFTC”) or the Securities and Exchange Commission (“SEC”). Instead, such OTC derivatives are entered into directly with the counterparty and may be traded only through financial institutions acting as market makers. OTC derivatives transactions can only be entered into with a willing counterparty. Where no such counterparty is available for a desired transaction, the Fund will be unable to enter into the transaction. There also may be greater risk that no liquid secondary market in the trading of OTC derivatives will exist, in which case the Fund may be required to hold such instruments until exercise, expiration or maturity. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and, as a result, the Fund would bear greater risk of default by the counterparties to such transactions.

The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or OTC derivatives, since generally an exchange or clearinghouse, which is the issuer or counterparty to each exchange- traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar exchange or clearinghouse guarantee. In all such transactions, the Fund bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

The changes enacted by the Dodd-Frank Wall Street Reform and Consumer Protection Act and any future revisions may, among various possible effects, increase the cost of entering into derivatives transactions, require more assets of the Fund to be used for collateral in support of those derivatives or restrict the ability of the Fund to enter into certain types of derivative transactions.

Dividend Paying Stocks Risk. The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund's purchase of such company.

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to these securities or markets, can involve additional risks relating to political, economic, or

33

regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.

Europe Risk. The Economic and Monetary Union of the European Union (the “E.U.”) requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or E.U. regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the economies of E.U. member countries and their trading partners. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels in several European countries, including Greece, Italy, Portugal and Spain. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro.

Exchange-Traded Products and Investment Companies Risk. The risks of investing in securities of ETPs and investment companies typically reflect the risks of the types of instruments in which the ETP or investment company invests. When the Fund invests in these securities, shareholders of the Fund bear their proportionate share of the fees and expenses of the ETP or other investment company, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an ETP or investment company could cause the Fund’s operating expenses to be higher and performance to be lower.

Through its investments in investment companies, the Fund may be indirectly exposed to additional risks. Derivatives used by investment companies in which the Fund may invest may cause them to become leveraged, allowing them to obtain the right to a return on stipulated capital that exceeds the amount paid or invested. Use of leverage is speculative and could magnify losses. Although certain investment companies may segregate liquid assets to cover the market value of its obligations under the derivatives, this will not prevent losses of amounts in excess of the segregated assets. Other investment companies may not employ any risk management procedures at all, leading to even greater losses.

Foreign Investment Risk. The Fund may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in foreign securities, including investments in ADRs or GDRs, are subject to special risks, including the following:

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to political or economic instability. There may be less information publicly available about non-U.S. issuers. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards. Changes to the financial condition or credit rating of foreign issuers may also adversely affect the value of the Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be

34

subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Fund shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls” or expropriation or nationalization of assets. The possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions, might adversely affect an investment in foreign securities. Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets within or out of a jurisdiction. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

Currency Risk. The Fund’s net asset value is determined on the basis of U.S. dollars; therefore, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time. Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the U.S. or abroad. Changes in foreign currency exchange rates may affect the NAV of the Fund and the price of the Fund’s shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.

Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a foreign country could cause the Fund’s investments to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. The procedures and rules governing foreign transactions and custody (holding of the Fund’s assets) also may involve delays in payment, delivery or recovery of money or investments. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Hedging Risk. The Fund’s hedging strategies may not be successful, and even if they are successful, the Fund’s exposure to foreign currencies is not expected to be fully hedged at all times. Investments in forward foreign currency contracts and futures contracts may not perfectly offset actual fluctuations in the exchange rate between foreign currencies and the U.S. dollar, including because currency exchange rates are volatile. In addition, forward foreign currency contracts are OTC contracts that depend on performance by a counterparty; if such counterparty fails to perform, the Fund may lose money.

Forward Currency Contracts Risk. A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are not traded on exchanges; rather, a bank or dealer

35

will act as agent or as principal in order to make or take future delivery. Risks associated with forwards may include: (i) an imperfect correlation between the movement in prices of forward contracts and the currencies underlying them; (ii) an illiquid market for forwards; (iii) difficulty in obtaining an accurate value for the forwards; and (iv) the risk that the counterparty to the forward contract will default or otherwise fail to honor its obligation. Because forwards require only a small initial investment in the form of a deposit or margin, they expose the Fund to the potential for leverage.

Futures Contracts Risk. Futures contracts are a type of derivative investment. A derivative refers to any financial instrument whose value is derived, at least, in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivatives can be highly complex and their use within a management strategy can require specialized skills. There can be no assurance that any strategy used will succeed. If the Fund incorrectly forecasts currency exchange rates, the Fund could lose money.

Futures contracts may experience dramatic price changes (losses) and imperfect correlations between the price of the contract and the foreign currency, which will increase the volatility of the Fund and may involve a small investment of cash (the amount of initial and variation margin) relative to the magnitude of the risk assumed (the potential increase or decrease in the price of the futures contract). There may not be a liquid secondary market for a futures contract. When the Fund purchases or sells a futures contract, it is subject to daily variation margin calls that could be substantial. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Large Capitalization Company Risk. Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges and attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid capitalization companies.

Leverage Risk: The Fund could become exposed to leverage. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve has attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. When the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes may expose markets to heightened volatility and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance.

Passive Investment Risk. The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in securities in the Target Index. The Fund invests primarily in securities included in, or representative of, its Target Index regardless of their investment merits. The Adviser does not attempt to take defensive positions in declining markets. As a result, the Fund may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Funds employed an active strategy.

36

[Portfolio Turnover Risk. The Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to the Fund, including brokerage commissions, and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.]

Premium/Discount Risk: Although it is expected that the market price of Fund shares typically will approximate its NAV, there may be times when the market price and the NAV differ. Thus, the investor may pay more than NAV when buying Fund shares on the secondary market, and may receive less than NAV when the investor sells Fund shares on the secondary market.

Real Estate Investments Risk. The Fund is subject to the risks related to investments in real estate, including declines in the real estate market, decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REIT Risk. In addition to the risks associated with the real estate industry, REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and real estate markets, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Secondary Market Trading Risk. Investors buying or selling Shares in the secondary market will generally pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Fund shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. Further, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Small and Medium Capitalization Securities Risk. Investing in securities of small and medium capitalization issuers involves greater risk than customarily is associated with investing in larger, more established companies. These issuer’s securities may be more volatile and less liquid than those of more established issuers. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small and medium capitalization issuers are sometimes more dependent on key personnel or limited product lines than larger, more diversified issuers. Often, small and medium capitalization issuers and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Tracking Error Risk. The investment performance of the Fund may diverge from that of its Target Index. The Fund’s return may not match the return of its Target Index for a number of other reasons. For example, the Fund incurs a number of operating expenses not applicable to the Target Index, and incurs costs in buying and selling securities, especially when reconstituting the Fund’s securities holdings to reflect changes in the composition of the Target Index. Since the Target Index’s components are reconstituted on a [   ] basis, the Fund’s costs associated with reconstitution may be greater than those incurred by other exchange-traded funds that track indices whose composition changes less frequently. In addition, since the Fund employs a representative sampling strategy, the stocks held by the Fund may provide performance that differs from the aggregate performance of all

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of the stocks comprising the Target Index.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

Investment Advisory Services

Investment Adviser

FFCM LLC acts as the Funds’ investment adviser pursuant to an investment advisory agreement with the Funds (the “Advisory Agreement”). The Adviser is a Delaware limited liability company with its principal offices located at 60 State Street, Suite 700, Room 727, Boston, MA 02109. The Adviser was founded in 2009 and serves also as a sub-adviser to separately managed accounts.

Pursuant to the Advisory Agreement, the Adviser manages the investment and reinvestment of the Funds’ assets and is accountable to the Board for the administration of the affairs of the Funds. Pursuant to the Advisory Agreement, each Fund pays the Adviser a management fee for its services payable on a monthly basis at the annual rate of [   ]% of the Funds’ average daily net assets. A discussion regarding the basis for the Board’s approval of the Advisory Agreement for each Fund is available in the Funds’ annual report to shareholders for the period ended June 30, 2014.

[Under the Advisory Agreement, The Adviser bears all of the costs of the Funds, except for the advisory fee, distribution fees (including payments under the Funds’ 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto) (together, the “Excluded Expenses”).]

[The Adviser has entered into a [SubLicense, Marketing Support and Expense Reimbursement Agreement] (the “Agreement”) with [O'Leary Funds & Stanton Asset Management, Inc.] (the “Sponsor”). Under the Agreement, the Sponsor agrees to sublicense the use of the Target Indexes to the Adviser and assumes the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses, and agrees to support and assist the Adviser in connection with its administration of the Funds. The Sponsor will also provide marketing support for the Funds including, but not limited to, distributing the Funds’ materials and providing the Funds with access to and the use of the Sponsor’s other marketing capabilities, including communications through print and electronic media discussing the Target Indexes. For its services the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, at the following rates as a percentage of the average daily net assets of the Fund: [   ].]

Portfolio Managers and Members of the Investment Committee

The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

The Adviser takes a team approach to managing the Funds’ portfolios. The members of the team with the responsibility for the day-to-day management of the Funds’ portfolios are William DeRoche, CFA, Ronald C. Martin, Jr., CFA, and Philip Lee, PhD.

William DeRoche, CFA

Prior to joining the Adviser, William was a Vice President at State Street Global Advisors (“SSgA”) and was the head of the firm’s U.S. Enhanced Equities team from 2003 to 2010. His focus was on U.S. strategies, as well as providing quantitative research on SSgA’s stock ranking models and portfolio construction. During William’s time at SSgA, the Global Enhanced Equities team grew to over $100 billion in assets. Prior to joining SSgA in 2003, William was a quantitative analyst at Putnam Investments. William has been working in the investment management field since 1995. William also serves as a portfolio manager for other series of the Trust and separately managed accounts for which the Adviser serves as a sub-adviser. William holds a Bachelor of Science degree in Electrical Engineering from the United States Naval Academy and a Master of Business Administration

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degree from the Amos Tuck School of Business Administration at Dartmouth College. He also earned the Chartered Financial Analyst designation.

Ronald C. Martin, Jr., CFA

Prior to joining the Adviser, Ronald was a Vice President at SSgA and a Senior Portfolio Manager in the firm’s Global Enhanced Equities group from 2001 to 2010. He provided quantitative research and portfolio management for multiple investment strategies. During Ronald’s time at SSgA, the Global Enhanced Equities team grew from $3 billion in assets to over $100 billion. Prior to joining SSgA in 2001, Ronald was an equity analyst at SunTrust Equitable Securities where he covered technology companies. Ronald has worked in the investment industry since 1993. Ronald also serves as a portfolio manager for other series of the Trust and separately managed accounts for which the Adviser serves as a sub-adviser. Ronald earned his Bachelor of Arts degree in Economics from Colby College and his Master of Business Administration degree in Finance from Georgetown University. He also earned the Chartered Financial Analyst designation.

Philip Lee, PhD

Prior to joining the Adviser, Philip was an equity strategist at Platinum Grove Asset Management LP from 2005 to 2008 responsible for supervising electronic trade execution, automating trade operations, and building out systems infrastructure. Prior to that role, he co-managed statistical arbitrage strategies in the Japanese Equity Market. Previously, Philip was Director of Development at Principia Capital Management, LLC from 2002 to 2005, a statistical arbitrage hedge fund, where he developed the firm’s quantitative research and trading platforms. Prior to joining Principia, Philip was a Vice President in Goldman Sachs’ Fixed Income Derivatives Unit from 1992 to 2000. Philip also serves as a portfolio manager for other series of the Trust and separately managed accounts for which the Adviser serves as a sub-adviser. Philip holds engineering degrees from the University of Pennsylvania (PhD) and The Cooper Union.

The Statement of Additional Information (“SAI”) has more detailed information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities of the Funds.

Information Regarding Exchange-Traded Funds

Each Fund is an exchange-traded fund or an “ETF.” An ETF is an investment company that offers shares that are listed on a U.S. securities exchange. Because they are listed on an exchange, shares of ETFs can be traded throughout the day on that exchange at market-determined prices.

Conventional mutual fund shares are bought from and redeemed with the issuing fund for cash at the NAV of such shares. ETF shares, by contrast, cannot be purchased from or redeemed with the issuing fund at NAV except by or through Authorized Participants (defined below), and then only in large blocks of shares called “Creation Units,” usually in exchange for an in-kind basket of securities.

NAV is calculated once a day at the close of trading on the NYSE Arca™ (“NYSE”) and reflects a Fund’s total assets, less its liabilities, divided by the number of shares it has outstanding. Transactions in traditional mutual fund shares are typically effected at the NAV next determined after receipt of the transaction order, no matter what time during the day an investor in a traditional mutual fund places an order to purchase or redeem shares, that investor’s order will be priced at that Fund’s NAV determined as of the close of trading of the NYSE. Traditional mutual fund shares may be purchased from a fund directly by the shareholder or through a financial intermediary.

In contrast, investors can purchase and sell ETF shares on a secondary market through a broker. Secondary market transactions may not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, ETF shares and on changes in the prices of the ETF’s portfolio holdings. Accordingly, an investor may pay more (or receive less) than NAV when the investor purchase (or sells) Fund shares on the secondary market. Shareholders will also incur typical brokerage and transaction costs when buying or selling ETF shares on the secondary market. An organized secondary market is expected to exist for the Funds’ shares because Fund shares are listed for trading on the NYSE. It is possible, however, that an active trading market in Fund shares may not be maintained.

Pricing Fund Shares

The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the NYSE Arca™, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of

39

shares outstanding.

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of each Fund, known as the “intraday net asset value” (“INAV”), will be disseminated every fifteen seconds throughout the trading day by Dow Jones or by other information providers or market data vendors. The INAV is based on the current market value of the Fund Deposit (the in-kind creation basket and cash component necessary to purchase a Creation Unit from a Fund) and any short positions. The INAV does not necessarily reflect the precise composition of the current portfolio of investments held by a Fund at a particular point in time nor the best possible valuation of the current portfolio. The INAV should not be viewed as a “real-time” update of the NAV because the INAV may not be calculated in the same manner as the NAV, which is computed once a day. The INAV is generally determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the relevant securities held by the Fund. The Funds are not involved in, or responsible for, the calculation or dissemination of the INAVs and make no warranty as to their accuracy.

If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Fund shares in Creation Units.

When calculating the NAV of the Funds’ shares, stocks held by the Funds are valued at their market value when reliable market quotations are readily available. When reliable market quotations are not readily available, securities are priced at their fair value, which is the price a security’s owner might reasonably expect to receive upon its sale. The Funds also may use fair value pricing if the value of a security it holds has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded. Valuing the Funds’ investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. The Trust’s Board of Trustees has delegated to a Valuation Committee the authority to determine fair value prices, pursuant to policies and procedures the Board of Trustees has established. Certain market valuations could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by each Fund’s Target Index, which, in turn, could result in a difference between a Fund’s performance and the performance of its Target Index.

Shareholder Information

Shares of the Funds trade on exchanges and elsewhere during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment for purchases made on an exchange. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges. In addition, you will also incur the cost of the “spread,” which is the difference between what professional investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread with respect to shares of the Funds varies over time based on the Funds’ trading volumes and market liquidity, and is generally lower if the Funds have a lot of trading volume and market liquidity and higher if the Funds have little trading volume and market liquidity. Because of the costs of buying and selling Fund shares, frequent trading may reduce investment return.

Shares of the Funds may be acquired or redeemed directly from the Funds only in Creation Units or multiples thereof. The Funds are listed on the NYSE Arca™, which is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Premium/Discount Information

Information regarding how often the shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds during the most recently completed calendar year will be available in the Funds’ Annual Report and the most recently completed calendar quarters will be available at [   ]). Any such information represents past performance and cannot be used to predict future results.

Transaction Fees

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Each Fund issues and redeems Fund shares at NAV only in Creation Units of [50,000] shares or multiples thereof. As a practical matter, only broker-dealers or large institutional investors that have entered into creation and redemption agreements with certain agents of the Funds, called Authorized Participants, can purchase or redeem Creation Units. Purchasers of Creation Units at NAV must pay to a Fund a standard Creation Transaction Fee of $[   ] per transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Transaction Fee of $[   ] per transaction to a Fund. In addition, they may pay a Variable Creation Transaction Fee or Variable Redemption Transaction Fee of up to $[   ] based upon the value of the Creation Units in the creation or redemption transaction. Authorized Participants who hold Creation Units in inventory will also pay the annual fund operating expenses described in the tables above. If a Creation Unit is purchased or redeemed outside the Clearing Process or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged. Creation Units of the Funds will only be issued against full payment, as described further in this prospectus and the SAI.

The Creation Transaction Fee, Redemption Transaction Fee, Variable Creation Transaction Fee and Variable Redemption Transaction Fee are not expenses of the Funds and do not impact the Funds’ expense ratios.

Certain Legal Risks

Because Fund shares may be issued on an ongoing basis, a “distribution” of Fund shares could occur at any time. Certain activities performed by a dealer could, depending on the circumstances, result in the dealer being deemed a participant in the distribution, in a manner that could render it a statutory underwriter and subject it to the prospectus delivery and liability provisions of the Securities Act of 1933 (the “Securities Act”). For example, a dealer could be deemed a statutory underwriter if it purchases Creation Units from the issuing Fund, breaks them down into the constituent Fund shares, and sells those shares directly to customers, or if it chooses to couple the creation of a supply of new Fund shares with an active selling effort involving solicitation of secondary-market demand for Fund shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a dealer to be deemed an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Fund shares, whether or not participating in the distribution of Fund shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940 (the “Investment Company Act”). Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Fund shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Fund shares are issued by a registered investment company, and the acquisition of such shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the Investment Company Act, except as permitted by an SEC exemptive order granted to the Funds that allows registered investment companies to invest in Fund shares beyond the limits of Section 12(d)(1), subject to certain terms and conditions.

The Adviser reserves the right to reject any purchase request at any time, for any reason, and without notice. The Funds can stop offering Creation Units and may postpone payment of redemption proceeds at times when NYSE Arca™ is closed, when trading on the NYSE Arca™ is suspended or restricted, for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of NAV is not reasonably practicable, or under any circumstances as is permitted by the SEC.

Legal Restrictions on Transactions in Certain Securities

An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at the Funds’ discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the in-kind basket of securities applicable to the purchase of a Creation Unit.

Creations and redemptions of Fund shares will be subject to compliance with applicable federal and state securities laws, including that securities accepted for deposit and securities used to satisfy redemption requests are

41

sold in transactions that would be exempt from registration under the Securities Act. The Funds (whether or not they otherwise permit cash redemptions) reserve the right to redeem Creation Units for cash to the extent that an investor could not lawfully purchase or a Fund could not lawfully deliver specific securities under such laws or the local laws of a jurisdiction in which the Fund invests. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in an in-kind basket of securities may be paid an equivalent amount of cash. An Authorized Participant that is not a qualified institutional buyer (“QIB”) as defined in Rule 144A under the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Frequent Trading

[The Board has evaluated the risks of market timing activities by the Funds’ shareholders. The Board noted that a Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants and that the vast majority of trading in the Funds’ shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Funds, to the extent effected in-kind (i.e., for securities), the Board noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund’s ability to achieve its investment objective. However, the Board noted also that direct trading by Authorized Participants is critical to ensuring that the Funds’ shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by a Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ shares.]

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Funds and is recognized as the owner of all Shares for all purposes. Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of Fund shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you may hold in book entry or “street name” form.

The Adviser will not have any record of your ownership. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Fund shares, and tax information. Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the fund whose shares you own. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

Portfolio Holdings Information

Each Fund’s portfolio holdings as of the time the Fund calculates its NAV are disclosed daily at [   ] at or before the opening of trading on NYSE ArcaTM the following day. In addition, the Deposit Securities and Fund Securities that should be delivered in exchange for purchases and redemptions of Creation Units are publicly disseminated daily via the NSCC. A description of the Funds’ other policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI.

Distribution and Service Plan

[Each Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment

42

Company Act. Under the Plan, a Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, a Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by any Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund and may cost you more than paying other types of sales charges.]

Dividends and Distributions

Fund shareholders are entitled to their share of a Fund’s income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.” Each Fund typically earns income dividends from stocks. These amounts, net of expenses, are passed along to Fund shareholders as “income dividend distributions.” Each Fund realizes capital gains or losses whenever it sells securities or buys back shorted securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income dividends, if any, are distributed to shareholders [annually]. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve a Fund’s tracking of its Target Index or to comply with the distribution requirements of the Internal Revenue Code. In addition, each Fund intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional shares only if the broker through which the shares were purchased makes such an option available.

The Trust will not make the DTC book-entry Dividend Reinvestment Service available for use by shareholders for reinvestment of their cash proceeds, but certain individual brokers may make a dividend reinvestment service available to their clients. If this service is available and used, distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market. Fund distributions of income and realized gains are taxable to you whether paid in cash or reinvested in Fund shares.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of a Fund. Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when a Fund makes distributions and when you sell your shares of a Fund.

Taxes on Distributions

Distributions from a Fund’s net investment income (other than qualified dividend income), including distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses are taxable to you as long-term capital gains, regardless of how long you have held a Fund’s shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. In order for a distribution by a Fund to be treated as qualified dividend income, the Fund itself must receive qualified dividend income from U.S. corporations and certain qualified foreign corporations, the Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund’s shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Dividends and distributions of net realized gains from a Fund will be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly).

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications or if otherwise required by the Internal Revenue Service.

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Taxes on Exchange-Listed Shares Sales

Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses may be limited. Gains recognized from the sale or exchange of Fund shares will be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income,” for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly).

Taxes on Purchase and Redemption of Creation Units

An authorized participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted under the rules governing “wash sales” on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold shares.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of Fund shares. You are advised to consult your personal tax advisor about the potential tax consequences of an investment in Fund shares under all applicable tax laws.

Trademark Notice/Disclaimers

[To come.]

Service Providers

Distributor

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor of the Funds’ shares. The Distributor will not distribute shares in less than whole Creation Units, and it does not maintain a secondary market in the shares. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority, Inc. The Distributor is not affiliated with the Adviser, the Index Provider or their affiliates.

Administrator, Transfer Agent and Custodian

J.P. Morgan Chase Bank, N.A. serves as the Administrator and Transfer Agent of the Funds and also serves as Custodian of the Funds’ investments.

Compliance Support

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. FCS is not affiliated with the Adviser, J.P. Morgan Chase Bank, N.A. or their affiliates.

Householding Policy

It is the policy of the Funds to mail only one copy of the prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested

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in the Fund(s) covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: FQF Trust, c/o Foreside Fund Services, LLC, 3 Canal Plaza, Suite 100, Portland, Maine 04101 or calling us at: 855-799-1509.

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Financial Highlights

The Funds have not yet had any operations as of the date of this Prospectus and do not have financial highlights to present at this time.

FQF Trust

You can find more information about the Funds in the following documents:

Statement of Additional Information: The SAI of the Funds provides more detailed information about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus. It is legally a part of the Prospectus.

Annual and Semi-Annual Reports: Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year.

You can obtain free copies of these documents, request other information, or make generally inquires about the Funds by contacting the Funds at:

FQF Trust
c/o Foreside Fund Services, LLC Three Canal Plaza,

Portland, Maine 04101

(866) 251-6920

You can review and copy information including the Funds’ reports, when available, and SAI at the Public Reference Room of the Securities and Exchange Commission, 100 F Street, N.E. Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Shareholder Reports, when available, and other information about the Funds are also available:

— Free of charge at [   ];

— Free of charge from the Commission’s EDGAR database at http://www.sec.gov;

— For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549- 0102; or

— For a fee, by email request to publicinfo@sec.gov.

(1940 Act File Number 811-22540)

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state in which the offer or sale is not permitted.

Subject to completion, dated April 1, 2015

STATEMENT OF ADDITIONAL INFORMATION

FQF Trust

60 State Street

Suite 700, Room 727

Boston, MA 02109
(617) 292-9801

[    ], 2015

O’Shares Defensive Dividend Growth ETF — ([Ticker])

O’Shares Europe Defensive Dividend Growth ETF — ([Ticker])

O’Shares Europe Hedged Defensive Dividend Growth ETF — ([Ticker])

O’Shares Asia Pacific Defensive Dividend Growth ETF — ([Ticker])

O’Shares Asia Pacific Hedged Defensive Dividend Growth ETF — ([Ticker])

Fund shares will be listed for trading on [NYSE Arca, Inc.]

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of FQF Trust dated [ ], 2015 (the “Prospectus”), which incorporates this SAI by reference. This SAI is not an offer to sell Shares of any Fund. A written offer can be made only by a prospectus. A copy of the Prospectus and the Funds’ shareholder reports will be available, without charge, upon request to the address above, by telephone at the number above, or on the Trust’s website at [ ]. You should read the Prospectus carefully before investing.

No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust. The Prospectus and this SAI do not constitute an offering by the Fund or its Distributor in any jurisdiction in which such offering may not lawfully be made.

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GLOSSARY

The following terms are used throughout this SAI, and have the meanings used below: “1933 “Act” means Securities Act of 1933, as amended.

“1934 Act” means Securities Exchange Act of 1934, as amended.

“1940 Act” means Investment Company Act of 1940, as amended.

“Adviser” or “FFCM” means FFCM LLC.

“Balancing Amount” means an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Redemption) Basket, used to ensure that the NAV of a Fund Deposit (or Redemption) (other than the Transaction Fee) is identical to the NAV of the Creation Unit being purchased.

“Board of Trustees” or “Board” means the Board of Trustees of the Trust.

“Business Day” means any day on which the Trust is open for business.

“Cash Component” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with creations.

“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount and a Transaction Fee calculated in connection with redemptions.

“CFTC” means Commodity Futures Trading Commission.

“Code” or “Internal Revenue Code” means Internal Revenue Code of 1986, as amended. “Distributor” or “Foreside” means Foreside Fund Services, LLC

“Exchange” means [NYSE Arca, Inc.]

“Fund” means one or more of the series of the Trust identified on the front cover of this SAI.

“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from a Fund.

“Fund Redemption” means the In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.

“Independent Trustee” means a Trustees who is not an “interested persons” as defined under Section 2(a)(19) of the 1940 Act.

“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of a Fund. The In-Kind Creation Basket will identify the name and number of shares of each security to be contributed, in kind, to a Fund for a Creation Unit.

“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a Creation Unit.

“Interested Trustee” means a Trustee who is an “interested person” of the Trust as defined in Section 2(a)(19) of the 1940 Act.

“NAV” means the net asset value of a Fund.

“SAI” means this statement of additional information.

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“SEC” means U.S. Securities and Exchange Commission.

“Shares” means the shares of the Funds.

“Transaction Fees” means fees imposed to compensate the Trust in connection with creations and redemptions.

“Trust” means FQF Trust.

“Trustee” means a trustee of the Trust.

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INFORMATION ABOUT THE TRUST

The Trust is a Delaware statutory trust and is registered with the SEC as an open-end management investment company under the 1940 Act. The Funds are [diversified] series of the Trust. The Trust was organized on November 19, 2009. Other series of the Trust may be added in the future.

Each Fund issues and redeems Shares at NAV only in aggregations of a specified number of Shares (“Creation Units”), generally in exchange for a basket of securities, together with the deposit of a specified cash amount, or for an all cash amount. Shares of each Fund are listed and traded on the Exchange. Shares will trade on the Exchange at market prices that may be below, at, or above NAV.

Unlike mutual fund shares, Shares are not individually redeemable securities. Rather, each Fund issues and redeems Shares on a continuous basis at NAV, only in Creation Units of [50,000] Shares. Including in the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit. Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits.

In the instance of creations and redemptions, Transaction Fees may be imposed. Such fees are limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. Some of the information contained in this SAI and the Prospectus — such as information about purchasing and redeeming Shares from a Fund and Transaction Fees — is not relevant to most retail investors.

Once created, Shares generally trade in the secondary market, at market prices that change throughout the day, in amounts less than a Creation Unit. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges.

Exchange Listing and Trading

Shares of each Fund are listed and traded on the Exchange. Shares trade on the Exchange and throughout the secondary market at prices that may differ from their NAV or Intraday Net Asset Value (“INAV”), as explained on the next page, including because such prices may be affected by market forces (such as supply and demand for Shares). As is the case of other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets, your broker will normally charge you a commission or other transaction charges.

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of each Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if: (i) after the first 12 months the Fund is listed, there are fewer than 50 beneficial owners of the Shares for 30 or more consecutive trading days; or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of a Fund.

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The Funds are not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Funds.

INAV

The INAV is an approximate per-Share value of a Fund’s Fund Deposit and any short positions, which is disseminated every fifteen (15) seconds throughout the trading day by the Exchange, or by other information providers. The INAV is based on the current market value of the Fund Deposit and any short positions. The INAV does not necessarily reflect the precise composition of the current portfolio of investments held by the Fund at a particular point in time. The INAV should not be viewed as a “real-time” update of the NAV of the Fund because it may not be calculated in the same manner as the NAV. The Funds are not involved in, or responsible for, the calculation or dissemination of the INAV and make no warranty as to the accuracy of the INAV.

INVESTMENT POLICIES, TECHNIQUES AND RELATED RISKS

Reference is made to the Prospectus for a discussion of the primary investment objectives and policies of each of the Funds. The discussion below supplements, and should be read in conjunction with, the Prospectus.

The investment restrictions of each Fund specifically identified as fundamental policies may not be changed without the affirmative vote of at least a majority of the outstanding voting securities of that Fund, as defined in the 1940 Act. The investment objectives and all other investment policies of the Funds (including the benchmarks of the Funds) may be changed by the Trustees without the approval of shareholders.

The investment techniques and strategies discussed below may be used by a Fund if, in the opinion of the Adviser, the techniques or strategies may be advantageous to the Fund. A Fund is free to reduce or eliminate its use of any of these techniques or strategies without changing the Fund’s fundamental policies. There is no assurance that any of the techniques or strategies listed below, or any of the other methods of investment available to a Fund, will result in the achievement of the Fund’s objectives. Also, there can be no assurance that any Fund will grow to, or maintain, an economically viable size, in which case management may determine to liquidate the Fund at a time that may not be opportune for shareholders.

A Fund may consider changing the index whose performance, before fees and expenses, the Fund seeks to correspond to (“Target Index”) at any time, including if, for example, the current index becomes unavailable, the Board of Trustees believes that the current index no longer serves the investment needs of a majority of shareholders, that another index may better serve their needs, or if the financial or economic environment makes it difficult for the Fund’s investment results to correspond sufficiently to its Target Index.

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For purposes of this SAI, the word “invest” refers to a Fund’s directly investing and indirectly investing in securities or other instruments. Similarly, when used in this SAI, the word “investment” refers to a Fund’s direct investments and indirect investments in securities and other instruments.

Additional information concerning the Funds, their investments policies and techniques, and the securities and financial instruments in which they may invest is set forth below.

Name Policies

The Funds have adopted non-fundamental investment policies obligating them to directly invest at least 80% of their assets in the component securities of their Target Index. For purposes of each such investment policy, “assets” includes a Fund’s net assets, as well as amounts borrowed for investment purposes, if any. In addition, for purposes of such an investment policy, “assets” includes not only the amount of a Fund’s net assets attributable to investments directly providing investment exposure to the type of investments suggested by its name (e.g., the value of stocks, or the value of derivative instruments such as futures, options or options on futures), but also the amount of the Fund’s net assets that are segregated on the Fund’s books and records, to the extent that they are not already counted as investments, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. The Board has adopted a policy to provide investors with at least 60 days’ notice prior to changes in a Fund’s name policy.

Additional information concerning the Funds and the securities and financial instruments in which they may invest and investment techniques in which they may engage is set forth below.

Borrowing

No Fund may borrow money, except as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. The Funds may, however, pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings and in connection with hedging transactions, short sales and similar investment strategies.

Each Fund may also enter into reverse repurchase agreements, which may be viewed as a form of borrowing, with financial institutions. However, to the extent a Fund “covers” its repurchase obligations as described above in “Reverse Repurchase Agreements,” such agreement will not be considered to be a “senior security” and will not be considered borrowings by that Fund.

Business Development Companies

Subject to its investment policies and restrictions, a Fund may invest in shares of business development companies (BDCs). BDCs are a type of closed-end investment company regulated by the 1940 Act and typically invest in and lend to small and medium-sized private companies that may not have access to public equity markets for raising capital. BDCs invest in such diverse industries as healthcare, chemical, manufacturing, technology and service companies. A BDC must invest at least 70% of the value of its total assets in certain asset types, which typically are the securities of private U.S. businesses, and must make available significant managerial assistance to the issuers of such securities. BDCs often offer a yield

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advantage over other types of securities. Managers of BDCs may be entitled to compensation based on the BDC’s performance, which may result in a manager of a BDC making riskier or more speculative investments in an effort to maximize incentive compensation and higher fees. Because BDCs typically invest in small and medium-sized companies, a BDC’s portfolio is subject to the risks inherent in investing in smaller companies, including that portfolio companies may be dependent on a small number of products or services and may be more adversely affected by poor economic or market conditions. Some BDCs invest substantially, or even exclusively, in one sector or industry group. Accordingly, the BDC may be susceptible to adverse conditions and economic or regulatory occurrences affecting the sector or industry group, which tends to increase the BDC’s volatility and risk. Investments made by BDCs generally are subject to legal and other restrictions on resale and are otherwise less liquid than publicly traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a BDC in which a Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments. BDCs also may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be disproportionately impacted by the poor performance of a small number of investments, or even a single investment, particularly if a BDC experiences the need to write down the value of an investment, which tends to increase the BDC’s volatility and risk.

Investments in BDCs are subject to management risk, including the ability of the BDC’s management to meet the BDC’s investment objective and to manage the BDC’s portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors’ perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount to their NAV. Like an investment in other investment companies, a Fund will indirectly bear its proportionate share of any management and other expenses charged by the BDCs in which it invests.

BDCs may employ the use of leverage through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility of the BDC and the possibility that the BDC’s common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.

Commodity Pool Operator Regulation

As of January 1, 2013, the CFTC imposed new limitations on commodities trading by certain regulated entities, including advisers of registered investment companies. Pursuant to the new limitations, in order to qualify for an exclusion from registration and regulation as a commodity pool operator under the Commodity Exchange Act (“CEA”), a Fund may only use a de minimis amount of commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC). A de minimis amount is defined as an amount such that the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the- money” at the time of purchase) may not exceed 5% of the Fund’s net asset value, or alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the Fund’s net asset value (after

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taking into account unrealized profits and unrealized losses on any such positions). Because the Funds are expected to engage only in a de minimis amount of such transactions, [the Adviser has claimed such an exclusion]. Therefore, it is not subject to the registration and regulatory requirements of the CEA.

Equity Securities

The market price of equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of an equity security may decline due to general market conditions not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of an equity security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services. Equity securities generally have greater price volatility than fixed income securities, and the Funds are susceptible to these market risks.

Foreign Currency Transactions

Each Fund may hold funds in bank deposits in U.S. or foreign currency, including during the completion of investment programs. For additional currency exposure, each Fund may also conduct currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward currency contract. These transactions will expose a Fund to foreign currency fluctuations.

The prediction of currency movements is extremely difficult and the successful execution of a speculative strategy is highly uncertain. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. The successful use of forward currency contracts will usually depend on the Adviser’s ability to forecast accurately currency exchange rate movements and its skill in analyzing and predicting currency values. There is no assurance that the Adviser’s use of forward currency contracts will be advantageous to the Fund or that the Adviser will hedge exposures at an appropriate time. The precise matching of forward contract amounts and the value of the securities involved is generally not possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Further, under certain circumstances, a Fund may have to limit its currency transactions to qualify as a “regulated investment company” under the Code or to maintain its exception from registration as a commodity pool operator under the CEA.

Forward contracts may be considered “derivatives” — financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A forward currency contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract

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agreed upon by the parties, at a price set at the time of the contract.

At or before settlement of a forward currency contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract; or, if the forward currency contract is cash settled, pay or receive the difference between it and its counterparty’s obligations under the contract. If a Fund makes delivery of a currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets into the currency. A Fund may close out a forward contract obligating it to purchase currency by selling an offsetting contract. If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency. If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices.

Forward currency contracts have historically been individually negotiated and privately traded by currency traders and their customers, though in the future they may become centrally cleared. These contracts may result in a loss if a counterparty, including a central clearing agency, does not perform as expected or becomes insolvent. In the event of insolvency of a counterparty, a Fund might be unable to close out a forward currency contract at any time prior to maturity or, even if it entered an offsetting transaction with a second counterparty, the Fund would continue to be subject to settlement risk relating to the transaction with the insolvent counterparty.

A Fund may enter into forward contracts for a variety of reasons, including hedging and extracting investment returns.

Hedging. With respect to hedging, a Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

Position hedging and transaction hedging generally involve a Fund seeking to “lock in” the exchange rate between currencies. For example, if a Fund owned securities denominated in euros, to effectuate a position hedge, it could enter into a forward currency contract to sell euros in return for U.S. dollars to hedge against possible declines in the euro’s value. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the euro. This type of hedge, sometimes referred to as a proxy hedge, could offer advantages in terms of cost, yield or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Purchasing a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that a Fund intends to acquire may serve as a long hedge. Alternatively, selling a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency may serve as a short hedge. Currency hedges do not protect against price

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movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no forward currency contracts on that currency are available or such forward currency contracts are more expensive than certain other derivative instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using forward currency contracts on another currency or a basket of currencies, the values of which the Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the forward currency contract will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

A Fund is not obligated to actively engage in currency hedging transactions; therefore, the Fund may not attempt to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss. Further, a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates.

Investing. The Fund may invest in a combination of (i) forward foreign currency contracts and U.S. dollar-denominated instruments or (ii) forward currency contracts and non-U.S. dollar-denominated instruments to seek performance that is substantially the same as a direct investment in a foreign currency-denominated instrument. This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the Adviser is trying to duplicate. For example, the combination of U.S. dollar-denominated exchange-traded funds or money market instruments with “long” forward currency exchange contracts creates a position economically equivalent to an instrument denominated in the foreign currency itself.

A Fund also may use forward currency contracts to attempt to enhance income or yield. A Fund could use forward currency contracts to increase its exposure to foreign currencies that the Adviser believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if the Fund owned securities denominated in a foreign currency and the Adviser believed that currency would decline relative to another currency, it might enter into a forward currency contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract.

Forward currency contracts may involve the sale of U.S. dollars and the purchase of a foreign currency, or may be foreign cross-currency contracts involving the sale of one foreign currency and the purchase of another foreign currency. Such foreign cross-currency contracts may be considered a hedging strategy rather than a speculative strategy if a Fund’s commitment to purchase the new (more favorable) currency is limited to the market value of the Fund’s securities denominated in the old (less favorable) currency.

With respect to transactions not entered into for hedging purposes, a Fund’s custodian bank maintains, in a separate account of the Fund, liquid assets, such as cash, short-term securities and other liquid securities (marked to the market daily), having a value equal to, or greater than, any commitments to purchase currency on a forward basis.

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Normally, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward currency contracts when it determines that the best interests of the Fund will be served.

Conversion. Although each Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will convert its holdings from time to time, however, and incur the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if the Fund tries to resell the currency to the dealer.

Settlement of transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

The value of each Fund’s investments is calculated in U.S. dollars each day that the NYSE is open for business. As a result, to the extent that a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies depreciate relative to the U.S. dollar, the Fund’s NAV per share as expressed in U.S. dollars (and, therefore, the value of your investment) should decrease. If the U.S. dollar appreciates relative to the other currencies, the opposite should occur.

The currency-related gains and losses experienced by a Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars. Gains or losses on shares of a Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares. The amount of appreciation or depreciation in a Fund’s assets also will be affected by the net investment income generated by the money market instruments in which the Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

Foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such forward currency contracts. Therefore, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant

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price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the forward currency contracts until they reopen.

Foreign Investments

Certain Risks of Holding Fund Assets Outside the U.S. Foreign securities in which a Fund invests, or to which it obtains exposure, are generally held outside the U.S. in foreign banks and securities depositories. Each Fund’s custodian is the Fund’s “foreign custody manager” as provided in Rule 17f-5 under the Investment Company Act. The “foreign custody manager” is responsible for determining that each Fund’s directly-held foreign assets will be subject to reasonable care, based on standards applicable to custodians in relevant foreign markets. However, certain foreign banks and securities depositories may be recently organized or new to the foreign custody business. They may also have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. In addition, it likely will be more expensive for a Fund to buy, sell and hold securities, or increase or decrease exposures thereto, in certain foreign markets than it is in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the U.S. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. The problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, the Fund may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, directly or indirectly, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

Dividends and interest on, and proceeds from the sale of, foreign securities a Fund holds, or has exposure to, may be subject to foreign withholding or other taxes, and special federal tax considerations may apply.

Currency Risk and Exchange Risk. Securities in which a Fund invests, or to which they obtain exposure, may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of these securities. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Similarly when the U.S. dollar decreases in value against a foreign currency, an investment in, or exposure to, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk is generally known as “currency risk,” which is the possibility that a stronger U.S. dollar will reduce returns for U.S. investors investing overseas. Foreign currencies also involve the risk that they will be devalued or replaced, adversely affecting a Fund’s

13

investments.

Depositary Receipts. Each Fund may invest in foreign securities by purchasing sponsored and unsponsored depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

In an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid by the depositary holder. Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current, and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts. In addition, the issuers of securities underlying unsponsored depositary receipts may be subject to less stringent government supervision.

Emerging Markets. Investing in companies domiciled in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. Many emerging

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market countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation. Other emerging market countries have experienced economic recessions. These circumstances have had a negative effect on the economies and securities markets of such emerging market countries.

Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the U.S. with respect to such issues as growth of gross domestic product, reinvestment of capital, resources, and balance of payments positions. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund’s ability to purchase or sell foreign securities, or obtain exposure to them, or transfer the Fund’s assets back into the U.S., or otherwise adversely affect the Fund’s operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the U.S. or other foreign countries. Foreign corporate governance may not be as robust as in the U.S. As a result, protections for minority investors may not be strong, which could affect security prices.

Foreign Government Securities. Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of foreign government securities have different kinds of government support. For example, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of a Fund to enforce its rights against the foreign government. As with issuers of other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of foreign governments to tighten the availability of credit.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies’ activities. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Union, and the Inter-American Development Bank.

As with other fixed income securities, foreign government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of foreign government securities may fall during times of rising interest rates. Yields on

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foreign government securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in foreign government securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of foreign government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.

Foreign Market Risk. Foreign security investment or exposure involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money. These risks are higher for emerging markets investments, which can be subject to greater social, economic, regulatory and political uncertainties, and may have significantly less liquidity, than developed markets. In particular, a Fund is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities, or increase or decrease exposures, on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the U.S.

Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities to a lesser extent than the U.S. government. Some countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much disclosure or detail as U.S. accounting standards, it may be harder to completely and accurately determine a company’s financial condition.

[Russia Risk. A portion of a Fund’s investments may be in Russian securities and instruments. As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian persons and issuers. The United States and other nations or international organizations may impose additional, broader economic sanctions or take other actions that may adversely affect Russian-related issuers in the future. These sanctions, any future sanctions or other actions, or even the threat of further sanctions or other actions, may negatively affect the value and liquidity of a Fund’s investments. For example, a Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a Fund to freeze its existing investments in Russian companies, prohibiting the Fund from buying, selling or otherwise transacting in these investments. Russia may undertake countermeasures or retaliatory actions which may further impair the value and liquidity of a Fund’s portfolio and potentially disrupt its operations.

For these or other reasons, a Fund could seek to suspend redemptions of Creation Units, including in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine its net asset value. A Fund could also, among other things, limit or suspend creations of Creation Units. During the period that creations or redemptions are affected, Shares could trade at a significant premium or discount to their net asset value. In the case of a period during which creations are suspended, a Fund could experience substantial redemptions, which may cause the Fund to experience increased transaction costs and make greater taxable distributions to shareholders of the Fund. A Fund could liquidate all or a portion of its assets, which may be at unfavorable prices. A Fund may

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also change its investment objective by, for example, seeking to track an alternative index.]

Futures Contracts and Related Options

The Funds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying commodity. The extent of the Fund’s loss from an unhedged short position in futures contracts is potentially unlimited. The Funds may engage in related closing transactions with respect to options on futures contracts. The Funds intend to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the United States by the CFTC.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund “covers” its position. To cover its position, a Fund may enter into an offsetting position or segregate with its custodian bank or on the books and records of the Fund (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

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A Fund may cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently inversely with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments, the prices of which are expected to move relatively consistently to the futures contract. A Fund may “cover” its short position in a futures contract by purchasing a call option on the same futures contract with a strike price (i.e., an exercise price) as low or lower than the price of the futures contract, or, if the strike price of the call is greater than the price of the futures contract, the Fund will earmark or segregate cash or liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may cover its long or short positions in futures by earmarking or segregating with its custodian bank or on the books and records of the Funds (and mark-to-market on a daily basis) cash or liquid instruments that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark or maintain in a segregated account liquid instruments equal in value to the difference between the strike price of the call and the price of the future. A Fund may also cover its sale of a call option by taking positions in instruments, the prices of which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will segregate cash or liquid instruments equal in value to the difference between the strike price of the put and the price of the future. A Fund may also cover its sale of a put option by taking positions in instruments the prices of which are expected to move relatively consistently with the put option.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market.

Illiquid Securities

Each Fund may purchase illiquid securities, including securities that are not readily marketable

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and securities that are not registered (“restricted securities”) under the 1933 Act, but which can be sold to qualified institutional buyers under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund’s net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Under the current guidelines of the staff of the SEC, illiquid securities also are considered to include, among other securities, purchased OTC options, certain cover for OTC options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws, such as where a Fund has obtained material, non-public information about a security it holds. The Funds may not be able to sell illiquid securities when the Adviser considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investments in illiquid securities may have an adverse impact on NAV.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a safe harbor from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and otherwise meet selection criteria, a Fund may make such investments. Whether or not such securities are illiquid depends on the market that exists for the particular security. The staff of the SEC has taken the position that the liquidity of Rule 144A restricted securities is a question of fact for a board of trustees to determine, such determination to be based on a consideration of the readily-available trading markets and the review of any contractual restrictions. The staff also has acknowledged that, while a board of trustees retains ultimate responsibility, trustees may delegate this function to an investment adviser. The Board of Trustees has delegated this responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Adviser. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on the Fund’s liquidity.

Index Options

The Funds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, to hedge or limit the exposure of their positions, or to create synthetic positions.

A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the

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option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

Index options are subject to substantial risks, including the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected and the risk that there might not be a liquid secondary market for the option. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from the purchase or writing (sale) of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than upon movements in the price of a particular stock. This requires different skills and techniques than are required for predicting changes in the price of individual stocks. A Fund will not enter into an option position that exposes the Fund to an obligation to another party, unless the Fund either: (i) owns an offsetting position in securities or other options; and/or (ii) earmarks or segregates with the Fund’s custodian bank cash or liquid instruments that, when added to the premiums deposited with respect to the option, are equal to the market value of the underlying stock index not otherwise covered.

The Funds may engage in transactions in stock index options listed on national securities exchanges or traded in the over-the-counter (“OTC”) market as an investment vehicle for the purpose of realizing the Fund’s investment objective. Options on indexes are settled in cash, not by delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. Purchased OTC options and the cover for written OTC options will be subject to the relevant Fund’s 15% limitation on investments in illiquid securities. See “Illiquid Securities.”

Some stock index options may be based on a broad market index or on a narrower market index. Options currently are traded on the Chicago Board Options Exchange (the “CBOE”) and other options exchanges (“Options Exchanges”).

Each of the Options Exchanges has established limitations governing the maximum number of call or put options on the same index which may be bought or written (sold) by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different Options Exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an Options Exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of listed options which a Fund may buy or sell; however, the Adviser intends to comply with all limitations.

Investments in Other Investment Companies

The Funds may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, the Funds may invest in the securities of another investment company (the “acquired company”) provided that a Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i)

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more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. The foregoing limits may not apply to a Fund’s investments in an investment company that is part of the same group of investment companies as the Fund.

If a Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Consistent with the restrictions discussed above, the Fund may invest in several different types of investment companies from time to time, including mutual funds, ETFs, closed-end funds, foreign investment companies and BDCs. The Fund may elect to invest in another investment company when such an investment presents a more efficient investment option than buying securities individually. The Fund also may invest in investment companies that are included as components of an index, such as BDCs, to seek to track the performance of that index.

Investment companies may include index-based investments, such as ETFs that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index, or strategy used to track the index.

The Funds also may invest in private investment funds, vehicles, or structures.

Master Limited Partnerships

Each Fund may invest in master limited partnerships (“MLPs”) which are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. Their interests, or units, trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. MLPs generally have two classes of owners, one or more general partners and the limited partners (i.e., investors). The general partner typically controls the operations and management of the MLP through an equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s

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operations and management. In certain instances, creditors of an MLP would have the right to seek a return of capital that had been distributed to a limited partner. The right of an MLP’s creditors would continue even after a Fund had sold its investment in the partnership. MLPs typically invest in real estate, oil and gas equipment leasing assets, but they also finance entertainment, research and development, and other projects.

MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Options on Securities

The Funds may buy and write (sell) options on securities. By buying a call option, a Fund has the right, in return for a premium paid during the term of the option, to buy the securities underlying the option at the exercise price. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By buying a put option, a Fund has the right, in return for a premium paid during the term of the option, to sell the securities underlying the option at the exercise price. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction. When writing call options on securities, a Fund may cover its position by owning the underlying security on which the option is written.

Alternatively, the Fund may cover its position by owning a call option on the underlying security, on a share-for-share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and segregating cash or liquid instruments equal in value to the difference between the two exercise prices. In addition, a Fund may cover its position by segregating cash or liquid instruments equal in value to the exercise price of the call option written by the Fund. When a Fund writes a put option, the Fund will segregate with its custodian bank cash or liquid instruments having a value equal to the exercise value of the option. The principal reason for a Fund to write call options on stocks held by the Fund is to

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attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

If a Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, a Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. The Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by a Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Portfolio Turnover

A Fund’s portfolio turnover may vary from year to year, as well as within a year. A Fund’s portfolio turns over, including due to changes in and rebalancings of its Target Index. A high portfolio turnover rate (for example, over 100%) may result in transaction costs to a Fund, including brokerage commissions and other transaction costs. The performance of a Fund could be negatively impacted by the increased costs. In addition, rapid portfolio turnover exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to a shareholder as ordinary income and thus cause the shareholder to pay higher taxes. However, utilizing the creation and redemption in-kind mechanism, the Funds will seek to eliminate capital gains to the extent possible.

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“Portfolio Turnover Rate” is defined under the rules of the SEC as the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of Portfolio Turnover Rate. Instruments excluded from the calculation of portfolio turnover generally would include future contracts, swap agreements and option contracts in which the Funds invest since such contracts generally have a remaining maturity of less than one year. In addition, the calculation of portfolio turnover does not include portfolio securities involved in in-kind transactions for Creation Units.

Portfolio turnover for the Funds may vary greatly from year to year, as well as within a particular year. The Funds are newly established. Accordingly, information on the Funds’ portfolio turnover rates is not available as of the date of this SAI.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to- market daily.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Swap Agreements

The Funds may enter into swap agreements. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be

24

exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

A Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash of other assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for purposes of the Funds’ illiquid investment limitations. However, the Funds have adopted procedures pursuant to which the Adviser may determine swaps to be liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which could lead to significant losses. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s right as a creditor.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have

25

decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess will be earmarked or segregated by a Fund’s custodian. Inasmuch as these transactions are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well- capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

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Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets.

Real Estate Investment Trusts

Each Fund may invest in real estate investment trusts (“REITs”). A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. REITs are not taxed on income distributed to their shareholders if, among other things, they distribute substantially all of their taxable income (other than net capital gains) for each taxable year.

Because REITs have ongoing fees and expenses, which may include management, operating and administration expenses, REIT shareholders, including a Fund, will indirectly bear a proportionate share of those expenses in addition to the expenses of the Fund. However, such expenses are not considered to be Acquired Fund Fees and Expenses and, therefore, are not reflected as such in a Fund’s fee table.

A Fund also may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self- liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, including regulations thereunder and U.S. Internal Revenue Service ("IRS") interpretations or similar authority upon which the Fund may rely or its failure to maintain exemption from registration under the 1940 Act.

Reverse Repurchase Agreements

Each Fund may use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and each Fund intends to use the reverse repurchase technique only when the Adviser believes it will be to the Fund’s advantage to do so. Each Fund will earmark or segregate cash or liquid instruments equal in value to the Fund’s obligations in respect of reverse repurchase agreements.

U.S. Government Securities

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The Funds also may invest in U.S. government securities in pursuit of their investment objectives, as “cover” for the investment techniques these Funds employ, or for liquidity purposes. U.S. government securities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, and the National Credit Union Administration. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency but are not backed by the full faith and credit of the U.S. government, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.

While the U.S. government provides financial support to such U.S. government-sponsored Federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

Yields on U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering, and the maturity of the obligation. Debt securities with longer maturities tend to produce higher yields and are generally subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. government securities generally varies inversely with changes in market interest rates. An increase in interest rates, therefore, would generally reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates would generally increase the market value of a Fund’s portfolio investments in these securities. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Tracking an Index

Each Fund is managed with a passive investment strategy, attempting to track the performance of its Target Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of its Target Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower

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than if the Fund employed an active strategy.

Tracking error is the difference between a Fund’s performance from that of the Target Index. This may occur due to an imperfect correlation between a Fund’s holdings and those comprising the Target Index, pricing differences, the Fund’s holding of cash, differences in the timing of dividend accruals, changes to the Target Index, or the need to meet regulatory requirements. This risk is heightened during times of increased market volatility or other unusual market conditions. Further, as new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case they may experience greater tracking error to their Target Indexes than it otherwise would at higher asset levels or they could ultimately liquidate.

An investment in a Fund should also be made with an understanding that the Fund will not be able to replicate exactly the performance of its Target Index because the total return generated by its portfolio securities will be reduced by transaction costs incurred in adjusting the actual balance of such securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of an Target Index. It is also possible that a Fund may not track the performance of its Target Index due to the unavailability of certain Target Index securities in the secondary markets or due to other extraordinary circumstances. There may also be tracking error because each Fund intends to qualify as a “regulated investment company” under the Code. The use of a representative sampling strategy to track the Target Indexes may produce greater tracking error than if the Funds employed a full replication strategy.

When-Issued and Delayed-Delivery Securities

The Funds may purchase securities on a when-issued or delayed-delivery basis (i.e., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when- issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund’s NAV. Each Fund will not purchase securities on a when-issued or delayed delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. Each Fund will earmark or segregate cash or liquid instruments equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities.

INVESTMENT RESTRICTIONS

Each Fund has adopted certain investment restrictions as fundamental policies which cannot be changed without the approval of the holders of a “majority” of the outstanding voting securities of the Fund, as that term is defined in the 1940 Act. As defined in the 1940 Act, the vote of a majority of the outstanding voting securities means the lesser of: (i) 67% or more of the voting securities of the series present at a duly called meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the series. (All policies of a Fund not specifically identified in this SAI or the Prospectus as fundamental may be changed without a vote of the shareholders of the Fund, upon approval of a majority of the Trustees.) For

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purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.

1.	The Fund may not borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.	The Fund may not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.	The Fund may not engage in the business of underwriting securities except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	The Fund may not purchase or sell real estate, except: (i) to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and (ii) that it may invest in securities or other instruments directly or indirectly secured by real estate and invest in securities or other instruments issued by issuers that invest in real estate.

5.	The Fund may not purchase or sell commodities, contracts relating to commodities or options on contracts relating to commodities except: (i) to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. This policy shall not prevent the Fund from purchasing or selling foreign currency or purchasing, selling or entering into futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments as currently exist or may in the future be developed.

6.	The Fund may not make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7.	The Fund will not concentrate (i.e., hold more than 25% of its assets in the stocks of a single industry or group of industries) its investments in issuers (excluding investment companies) of one or more particular industries, except that the Fund will concentrate to approximately the same extent that its Target Index concentrates in the investments of such particular industry or industries.

Except with respect to borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s investments will not constitute a violation of such limitation. Thus, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act or the relevant rules, regulations or interpretations thereunder.

[Each of the Funds is “diversified” as defined in the 1940 Act. This means that at least 75% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and securities of

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other issuers, which for purposes of this calculation, are limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer. A Fund may not change from “diversified” to “non-diversified” without shareholder approval (as defined above).]

For purposes of the limitation on industry concentration, securities of the U.S. government (including its agencies and instrumentalities) and tax-free securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities) are not considered to be issued by members of any industry.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Portfolio transactions will generally be implemented through in-kind transactions for Creation Units; however, the Adviser will execute brokerage transactions for the Funds and the Funds will incur brokerage commissions, particularly until the Funds achieve scale. Also, the Funds may accept cash, in which case the Adviser may need to execute brokerage transactions for the Funds.

Subject to the general supervision of the Board of Trustees, the Adviser is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Adviser expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, who receive compensation for their services, in conformity with the 1940 Act, the 1934 Act and the rules and regulations thereunder. Compensation may also be paid in connection with riskless principal transactions (in NASDAQ or OTC securities and securities listed on an exchange) and agency NASDAQ or OTC transactions executed with an electronic communications network or an alternative trading system. The overall reasonableness of brokerage commissions is evaluated by FFCM based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

The Adviser may serve as an investment manager to and may place portfolio transactions on behalf of other clients, including other investment companies. It is the practice of the Adviser to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Adviser manages in such manner as the Adviser deems equitable. Orders are placed at the end of the trading day in separate baskets for each Fund (orders for the same securities on the same side of the market are not aggregated). If an order is partially filled and the security is being traded for more than one Fund, the main factors considered by the Adviser in making allocations to the Funds are their respective investment objectives and the order size of each Fund with respect to the relevant security. The policy of each Fund regarding purchases and sales of securities for a Fund’s portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Adviser from obtaining a high quality of brokerage (and potentially research) services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and

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knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as, in most cases, an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. government securities are normally transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In seeking to implement a Fund’s policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provide the most favorable prices and are capable of providing efficient executions. If the Adviser believes such prices and executions are obtainable from more than one broker or dealer, the Adviser may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. If the broker-dealer providing these additional services is acting as a principal for its own account, no commissions would be payable. If the broker-dealer is not a principal, a higher commission may be justified, at the determination of the Adviser, for the additional services. The information and services received by the Adviser from brokers and dealers may be of benefit to the Adviser in the management of accounts of some of the Adviser’s other clients and may not in all cases benefit a Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Adviser and thereby reduce the Adviser’s expenses, this information and these services are of indeterminable value and the management fee paid to the Adviser is not reduced by any amount that may be attributable to the value of such information and services.

The Adviser does not consider sales of Shares as a factor in the selection of broker-dealers to execute portfolio transactions.

Because the Funds had not yet commenced operations as of the date of this SAI, they have not paid any brokerage commissions during the most recent fiscal year.

Directed Brokerage

Because the Funds had not yet commenced operations as of the date of this SAI, they did not participate in any directed brokerage during the most recent fiscal year.

Securities of “Regular Broker-Dealers”

Because the Funds had not yet commenced operations as of the date of this SAI, they did not own any securities of any “regular broker dealers” during the most recent fiscal year.

MANAGEMENT OF TRUST

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Trustees and Officers

The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

One Trustee and all of the officers of the Trust are directors, officers or employees of the Adviser, except for Mr. Cox and Ms. Edgeworth, who are employees of affiliates of the Distributor. The other Trustees are Independent Trustees. The fund complex includes all Funds advised by FFCM (“Fund Complex”).

The Trustees, their year of birth, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their year of birth, term of office and length of time served and their principal business occupations during the past five years, are shown below. Unless noted otherwise, the address of each Trustee and each Officer is: c/o FQF Trust, 60 State Street, Suite 700, Room 727, Boston, MA 02109.

Name, Address*, Year of Birth	Position(s) Held with Trust	Term of Office and Length of time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Peter A. Ambrosini Year of Birth: 1944	Trustee	Since 2011	Independent Consultant, Independent Directors of GMO Trust (2013 – Present); Principal, Dover Consulting LLC (2008 to present).	[13]	None
Joseph A. Franco Year of Birth: 1958	Trustee	Since 2011	Professor of Law, Suffolk University Law School (1996 to present).	[13]	None
Richard S. Robie III Year of Birth: 1960	Trustee	Since 2011	Consultant, Advent International (August 2010 to present)	[13]	None
Interested Trustee**
Ronald C. Martin, Jr., CFA Year of Birth: 1971	Trustee; Vice President	Since 2010; Since 2011	Portfolio Manager, ICC Capital (June 2014 – present); Chief Financial Officer, Adviser (April 2010 to present); Senior Portfolio Manager, State Street Global Advisors (2001 to 2010).	[13]	None

* Each Independent Trustee may be contacted by writing to the Independent Trustees of FQF Trust, c/o Stacy L. Fuller, Esq., K&L Gates LLP, 1601 K Street, NW, Washington, D.C., 20006-

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1600.

** Mr. Martin is an “interested person,” as defined by the 1940 Act, because of his employment with and ownership interest in the Adviser.

Officers

Name, Address, Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
William Cox Three Canal Plaza Suite 100 Portland, ME 04101 Year of Birth: 1966	Principal Financial Officer and Treasurer	Since 2013	Director, Principal Financial Officer, Foreside Management Services LLC (April 2013 to present); Department Head, Vice President, Fund Administration, State Street Corp. (1997 to 2012).
William H. DeRoche 60 State Street, Suite 700, Room 727 Boston, MA 02109 Year of Birth: 1962	President	Since 2012	President and Chief Operating Officer, Adviser (October 2012 to present); Chief Investment Officer, Adviser (April 2010 to present); Senior Portfolio Manager, State Street Global Advisors (2003 to 2010); Analyst, Putnam Investments (1995 to 2003).
Ann E. Edgeworth 10 High Street, Suite 302 Boston, MA 02110 Year of Birth: 1961	Chief Compliance Officer	Since 2011	Director, Foreside Compliance Services, LLC (November 2010 to present); Vice President, State Street (July 2007 to October 2010); Director, Investors Bank & Trust (July 2004 to June 2007).*

* Mr. Cox and Ms. Edgeworth serve as officers to other unaffiliated mutual funds or closed- end funds for which the Distributor (or its affiliates) act as distributor (or provider of other services).

Trustee Ownership of Fund Shares

Because the Funds had not yet commenced operations as of the date of this SAI, none of the Trustees or officers of the Funds hold any Shares of the Funds.

The following table shows the dollar range of Shares of the Funds owned by each Trustee in other series of the Trust:

Information as of [ ]
Name of Trustee	Dollar Range of Equity Securities in Each Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Independent Trustees
Peter A. Ambrosini	[None]	[None]
Joseph A. Franco	[None]	[None]
Richard S. Robie III	[None]	[None]
Interested Trustee
Ronald C. Martin, Jr.	[None]	[(Over $100,000)]

* Family of Investment Companies consists only of the Funds of FQF Trust.

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Additional Information About the Trustees

The following provides information additional to that set forth in the table above regarding other relevant qualifications, experience, attributes or skills applicable to each Trustee.

Peter A. Ambrosini: Mr. Ambrosini has extensive experience in the investment management business, including as a chief compliance officer of an investment adviser.

Joseph A. Franco: Mr. Franco has extensive experience in legal and regulatory issues affecting the securities industry, including prior positions with the SEC.

Richard S. Robie III: Mr. Robie has extensive experience in the investment management business, including as a chief administration officer of an investment adviser.

Ronald C. Martin: Mr. Martin has extensive experience in the investment management industry, including as a portfolio manager of an investment adviser.

The Board has determined that each Trustee on an individual basis and in combination with the other Trustees is qualified to serve, and should serve, on the Board. To make this determination the Board considered a variety of criteria, none of which in isolation was controlling. Among other things, the Board considered each Trustee’s experience, qualifications, attributes and skills.

Board Structure

Mr. Martin is considered to be an Interested Trustee and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and all meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel.

The Board believes that having an interested Chairman, who is familiar with the Adviser and its operations, while also having three-fourths of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board has not appointed a lead Independent Trustee at this time. The Board does not believe that an independent Chairman or a lead Independent Trustee would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form a majority of the Board and can request presentations and agenda topics at Board meetings.

The Board normally holds four regularly scheduled in-person meetings each year. The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings. The Independent Trustees meet separately at each regularly scheduled in-person meeting of the Board, during a portion of each such separate meeting management is not present. The Independent Trustees may also hold special meetings, as needed, either in person or by telephone.

The Board conducts a self-assessment on an annual basis, as part of which it considers whether

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the structure of the Board and its Committees are appropriate under the circumstances. Based on such self-assessment, among other things, the Board will consider whether its current structure is appropriate. As part of this self-assessment, the Board will consider several factors, including the number of Funds overseen by the Board, their investment objectives, the responsibilities entrusted to the Adviser and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Funds.

The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser and the Trust’s other service providers. As part of its oversight function, the Board monitors the Advisers’ risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board has not established a standing risk committee. Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility. To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation and internal controls reports. Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them. The Board expects all parties, including, but not limited to, the Adviser, service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.

The Board generally exercises its oversight as a whole, but has delegated certain oversight functions to an Audit Committee. The function of the Audit Committee is discussed in detail below.

Committees

The Board currently has two standing committees: an Audit Committee and a Nominating Committee. Currently, each Independent Trustee serves on each of these committees.

The purposes of the Audit Committee are to: (1) oversee generally each Fund’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity, and objectivity of each Fund’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to each Fund’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. The Audit Committee met 3 times during the fiscal year ended June 30, 2014.

The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the 1940 Act (“Interested

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Person”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are not Interested Persons of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; and (3) review periodically the workload and capabilities of the Trustees and, as the Nominating Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Nominating Committee will generally not consider potential candidates for nomination identified by shareholders. The Nominating Committee did not meet during the fiscal year ended June 30, 2014.

Compensation of Trustees and Officers

Interested Trustees are not compensated by the Trust. The Trust pays each Independent Trustee $5,000 per year for attendance at meetings of the Board. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. The Trust does not accrue pension or retirement benefits as part of the Funds’ expenses, and Trustees are not entitled to benefits upon retirement from the Board.

The table below shows the compensation that was paid to the Trustees for the fiscal year ended June 30, 2014:

Name	Aggregate Compensation from Trust	Pension or Retirement Benefits Accrued as part of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees
Independent Trustees
Peter A. Ambrosini	$5,000	None	None	$5,000
Joseph A. Franco	$5,000	None	None	$5,000
Richard S. Robie III	$5,000	None	None	$5,000
Interested Trustee
Ronald C. Martin, Jr.	None	None	None	None

Control Persons and Principal Holders of Securities

Prior to the commencement of investment operations and the public launch of the Funds, the Adviser owned all of the initial Shares issued by the Funds. No other person owns of record or is known by the Funds to own beneficially 5% or more of the Funds’ outstanding equity securities.

INFORMATION ABOUT ADVISER

William DeRoche, CFA, Ronald C. Martin, Jr., CFA and Philip Lee, PhD have been the Funds’ portfolio managers since each Fund’s inception in 2015. The Adviser is owned by Mr. DeRoche and Mr. Martin, who control the Adviser through equity ownership.

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Other Accounts Managed by Portfolio Managers

The Funds’ portfolio managers also provide discretionary investment advisory services to separate account clients, primarily through financial intermediaries (unaffiliated registered investment advisers) on a sub-advisory basis.

The following table provides information about the portfolio managers as [   ]:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Performance Fee Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
William DeRoche	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Ronald C. Martin	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Philip Lee	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Conflicts of Interest

In the course of providing advisory services for the Funds, the Adviser may simultaneously recommend the sale of a particular security for one Fund or account, if any, while recommending the purchase of the same security for another Fund or account, if any, if such recommendations are consistent with each client’s investment strategies.

The Adviser, its principals, officers and employees (and members of their families) and affiliates may participate directly or indirectly as investors in the Adviser’s clients, such as the Funds. Thus the Adviser may recommend to clients the purchase or sale of securities in which it, or its officers, employees or related persons have a financial interest. The Adviser may give advice and take actions in the performance of its duties to its clients that differ from the advice given or the timing and nature of actions taken, with respect to other clients’ accounts and/or employees’ accounts that may invest in some of the same securities recommended to clients.

In addition, the Adviser, its affiliates and principals may trade for their own accounts. Consequently, non-customer and proprietary trades may be executed and cleared through any prime broker or other broker utilized by clients. It is possible that officers or employees of the Adviser may buy or sell securities or other instruments that the Adviser has recommended to, or purchased for, its clients and may engage in transactions for their own accounts in a manner that is inconsistent with the Adviser’s recommendations to a client. Personal securities transactions by employees may raise potential conflicts of interest when such persons trade in a security that is owned by, or considered for purchase or sale for, a client. The Adviser has adopted policies and procedures designed to detect and prevent such conflicts of interest and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law.

Any Access Person of the Adviser may make security purchases subject to the terms of the Advisers Code of Ethics which is consistent with the requirements of Rule 17j-1 under the 1940 Act.

The Adviser and its affiliated persons may come into possession from time to time of material

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nonpublic and other confidential information about companies which, if disclosed, might affect an investor’s decision to buy, sell, or hold a security. Under applicable law, the Adviser and its affiliated persons would be prohibited from improperly disclosing or using this information for their personal benefit or for the benefit of any person, regardless of whether the person is a client of the Adviser. Accordingly, should the Adviser or any affiliated person come into possession of material nonpublic or other confidential information with respect to any company, the Adviser and its affiliated persons will have no responsibility or liability for failing to disclose the information to clients as a result of following its policies and procedures designed to comply with applicable law.

Portfolio Manager Compensation

FFCM has created a competitive compensation program that is designed to attract and retain high-caliber investment professionals. Portfolio Managers are eligible to receive a fixed base salary, an annual incentive bonus, equity ownership as well as benefits. A portfolio manager’s total compensation, inclusive of bonus and equity ownership in the Adviser reflects a portfolio manager’s relative experience and contribution to the firm.

The annual incentive bonus opportunity provides cash bonuses and equity ownership based upon the overall firm’s performance and individual contributions. At this stage in the growth of the firm, equity ownership is the key incentive compensation for rewarding managers. Principal consideration is given to appropriate risk management, teamwork and investment support activities in determining the annual bonus amount. Overall compensation will depend on the profitability of the Adviser, which is tied to the success of the Funds.

Portfolio Managers are eligible to participate in the firm’s standard employee benefit programs, which include health and welfare programs.

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Disclosure of Securities Ownership

Because the Funds had not commenced operations as of the date of this SAI, the portfolio managers did not own any Shares of the Funds.

Investment Advisory Agreement

Under an investment advisory agreement between FFCM and the Trust, on behalf of each Fund (“Advisory Agreement”), each Fund pays FFCM a fee at an annualized rate, based on its average daily net assets, of [ ]%. FFCM manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, and administers the affairs of the Funds, subject to the general oversight of the Board. The address of FFCM is 60 State Street, Suite 700, Room 727, Boston, MA 02109.

[Under the Advisory Agreement, the Adviser bears all of the costs of the Funds, except for the advisory fee, distribution fees ( including any payments under the Funds’ 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto) (together, the “Excluded Expenses”).]

FFCM, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of the Funds’ Shares. A discussion regarding the basis for the Board’s approval of the Advisory Agreement will be included in their first report to shareholders.

The Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Advisory Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in the Advisory Agreement. The Advisory Agreement also provides that the Adviser may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render investment advisory services to others.

The Advisory Agreement with respect to a Fund will remain in effect for two (2) years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by: (1) the Board, or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund; and (2) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or Interested Persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement provides that it may be terminated at any time, without the payment of any penalty, by the Board or by vote of a majority of a Fund’s shareholders, on

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60 calendar days written notice to the Adviser, and by the Adviser on the same notice to the Trust and that it shall be automatically terminated if it is assigned.

Fund Sponsor

[The Adviser has entered into a [SubLicense, Marketing Support and Expense Reimbursement Agreement] (the “Agreement”) with [O'Leary Funds & Stanton Asset Management, Inc.] (the “Sponsor”). Under the Agreement, the Sponsor agrees to sublicense the use of the Target Indexes to the Adviser, assumes the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses, and agrees to support and assist the Adviser in the administration of the Funds. The Sponsor will also provide marketing support for the Funds including, but not limited to, distributing the Funds’ materials and providing the Funds with access to and the use of the Sponsor’s other marketing capabilities, including communications through print and electronic media discussing the Target Indexes. For its services the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, at the following rates as a percentage of the average daily net assets of the Fund: [   ].]

The Sponsor is [a privately held business] focused on investment analysis. Connor O'Brien is the Chief Executive Officer of the Sponsor. The Sponsor does not make investment decisions, provide investment advice, or otherwise acts in the capacity of an investment adviser to the Funds. Additionally, the Sponsor is not involved in the maintenance of the Target Indexes and does not otherwise act in the capacity of an index provider.

Codes of Ethics

The Trust and Adviser have each adopted a code of ethics (“Code of Ethics”), as required by applicable law, which is designed to prevent their affiliated persons from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a Code of Ethics). There can be no assurance that the Codes of Ethics will be effective in preventing such activities. The Codes of Ethics may permit personnel subject to them to purchase and sell securities, including securities that may be sold, held or purchased by the Funds. The Trust’s and the Adviser’s Codes of Ethics are on file with the SEC and are available to the public.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Board has adopted a policy regarding the disclosure of information about the Funds’ portfolio securities. Under the policy, portfolio holdings of the Funds, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated that Business Day through financial reporting and news services, including the website [  ].

Each day the Funds are open for business, the Trust will publicly disseminate each Fund’s full portfolio holdings as of the close of the previous day through its website at [  ]. In addition, each Business Day a portfolio composition file, which displays the In-Kind Creation Basket and Cash Component, is publicly disseminated prior to the opening of the Exchange via the NSCC.

Portfolio holdings information may not be provided prior to its public availability (“Non- Standard Disclosure”) except where appropriate confidentiality arrangements limiting the use

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of such information are in effect. Non-Standard Disclosure may be authorized by the Trust’s Chief Compliance Officer or, in his absence, any other authorized officer of the Trust if he determines that such disclosure is in the best interests of a Fund’s shareholders, no conflict exists between the interests of the Fund’s shareholders and those of the Adviser or Distributor and such disclosure serves a legitimate business purpose. The length of lag, if any, between the date of the information and the date on which the information is disclosed shall be determined by the officer authorizing the disclosure.

INFORMATION ABOUT OTHER SERVICE PROVIDERS

Administrator, Fund Accounting Agent and Transfer Agent

JPMorgan Chase Bank, N.A. (“Administrator”), 70 Fargo Street, Boston, Massachusetts 02210, acts as administrator, fund accounting agent and transfer agent to the Funds pursuant to an administration agreement. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties.

Custodian

JPMorgan Chase Bank, N.A. (“Custodian”), 4 Chase MetroTech Center, Brooklyn, New York 11245, acts as custodian to the Funds.

Independent Registered Public Accounting Firm

[Information to come.]

Legal Counsel

K&L Gates LLP, 1601 K Street, N.W., Washington, DC 20006-1600 serves as the Trust’s legal counsel.

Distributor

Foreside Fund Services, LLC, (the “Distributor”), a Delaware limited liability company, serves as the distributor of Creation Units for the Funds on an agency basis. The Trust has entered into a Distribution Agreement, (“Distribution Agreement”), under which the Distributor, as agent, receives orders from Authorized Participants to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Trust’s Custodian and Transfer Agent. The Distributor’s principal address is 3 Canal Plaza, Portland, Maine 04101. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934

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Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”). Shares will be continuously offered for sale by the Trust through the Distributor only in whole Creation Units, as described in the section of this SAI entitled “Transactions in Creation Units.” The Distributor also acts as an agent for the Trust for those activities described within the Distribution Agreement. The Distributor will deliver a prospectus to Authorized Participants purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it to Authorized Participants. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust or its shareholders.

Principal Financial Officer, Chief Compliance Officer and AML Officer Services Agreement

The Trust has entered into agreements with Foreside Management Services, LLC (“Foreside Management”) and Foreside Compliance Services, LLC (“Foreside Compliance”), Three Canal Plaza Suite 100, Portland, ME 04101, pursuant to which Foreside Management and Foreside Compliance provide the Trust with the services of individual(s) to serve as the Trust’s principal financial officer, CCO and AML officer. Neither Foreside Management, Foreside Compliance nor the principal financial officer, CCO or AML officer have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

Distribution and Service Plan

Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Purchase and Issuance of Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. The Distributor has no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

[The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Plan”). In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. In addition, if the payment of management fees by a Fund is deemed to be indirect financing by the Fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that the Adviser may use management fee revenue, as well as past profits or other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Shares. The Adviser may pay amounts to third parties for distribution or marketing services on behalf of the Funds.

The Plan was adopted in order to permit the implementation of the Funds’ method of distribution. No fees are currently paid by any Fund under a Plan, however; and there are no

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current plans to impose such fees. In the event such fees were to be charged, over time they would increase the cost of an investment in a Fund.

If fees were charged under each Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

Each Plan will remain in effect for a period of one year and is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually: (1) by the vote of a majority of the Trustees; and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (“Rule 12b-1 Trustees”), cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amount of fees paid by any Fund unless such amendment is approved by a 1940 Act majority vote of the outstanding shares and by the Fund Trustees in the manner described above. A Plan is terminable with respect to a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares.]

Payments to Financial Intermediaries

The Funds and their affiliates (at their own expense) may pay compensation to financial intermediaries for shareholder-related services and, if applicable, distribution-related services, including administrative, recordkeeping and shareholder communication services. For example, compensation may be paid to make Fund Shares available to sales representatives and/or customers of a fund supermarket platform or a similar program sponsor or for services provided in connection with such fund supermarket platforms and programs.

The amount of compensation paid to different financial intermediaries may vary. The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Funds. To the extent that a Fund pays all or a portion of such compensation, the payment is designed to compensate the financial intermediary for providing services that would otherwise be provided by the Fund’s transfer agent and/or administrator.

The Adviser or another affiliate of the Funds, out of its own resources, may provide additional compensation to financial intermediaries. Such compensation is sometimes referred to as “revenue sharing.” Compensation received by a financial intermediary from the Adviser or another affiliate of the Funds may include payments for shareholder servicing, marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating its salespersons with respect to Fund shares. For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Funds, including travel and lodging expenses. It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred in compensating registered sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from the Funds or their affiliates, and the prospect of receiving such compensation, may provide the financial

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intermediary with an incentive to recommend the shares of the Funds over other potential investments. Similarly, the compensation may cause financial intermediaries to elevate the prominence of the Funds within its organization by, for example, placing it on a list of preferred funds.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on November 19, 2009 and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series. Currently, the Trust consists of 8 series. The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Generally, there will not be annual meetings of Trust shareholders. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee and will assist in communications with other Trust shareholders. Shareholders holding two-thirds of Shares outstanding of all Funds may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.

All Shares are freely transferable. Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature. Shares have equal voting rights, except that in a matter affecting only a particular Fund, only Shares of that Fund may be entitled to vote on the matter. The Trust Instrument confers upon the Board the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of a Fund may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits which would have no effect on the NAV of a Fund.

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of a Fund’s property for all loss and expense of a Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.

Book Entry Only System

The Depository Trust Company (“DTC”) acts as a securities depositary for the Shares. The

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Shares of each Fund are represented by a global certificate registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, Inc. (“NYSE”) and the Financial Industry Regulatory Authority, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law.

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial Owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust, upon request and for a fee to be charged to the Trust, a listing of Share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly,

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through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds but certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details. DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform the functions described or make other arrangements to represent Share ownership satisfactory to the Exchange.

PROXY VOTING POLICY AND PROCEDURES

The Board of Trustees (“Board”) has delegated to the Adviser the responsibility to vote proxies related to the securities held in the Funds’ portfolios. Under this authority, the Adviser is required by the Board to vote proxies related to portfolio securities in the best interests of each Fund and its shareholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services.

While proxy voting is not integral to the Adviser’s investment strategy, the Adviser has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are reasonably designed to ensure that the Adviser votes proxies prudently and in the best interest of its advisory clients for whom the Adviser has voting authority, including the Funds. The Adviser retains an independent fiduciary, Institutional Shareholder Services (“ISS”), to vote proxies on behalf of its clients, and periodically conducts due diligence on ISS as part of its oversight responsibilities related to the use of ISS. The Adviser does not retain ISS to conduct

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research concerning the manner in which proxies should be voted.

The Proxy Voting Policy describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting. Specifically, the Adviser seeks to avoid material conflicts of interest by having ISS vote proxies according to detailed, pre-determined guidelines, which the Adviser has determined are in the best interests of all its clients. Thus, absent unusual circumstances or specific client instructions, the Adviser votes proxies on a particular matter in the same way for all clients, regardless of their investment style or strategies. The Adviser believes that the ISS guidelines reflect industry best practices; and as the process for voting is automated, the instances in which votes are not cast, or not cast according to the guidelines, is minimized.

The Adviser’s portfolio management team is permitted, under certain circumstances, to vote contrary to the ISS guidelines, provided they believe they are acting in the best interests of clients and complete documentation to substantiate that belief. The Adviser’s CCO performs a review quarterly to ensure that, in any instances where the Adviser voted contrary to the ISS guidelines, the proper documentation was completed.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available, without charge, by calling 1-617-292-9801 or the website of the SEC, www.sec.gov.

TRANSACTIONS IN CREATION UNITS

Each Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. No Fund will issue fractional Creation Units.

To purchase or redeem any Creation Units from a Fund, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker- dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.”

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant

48

Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Regular orders must be received by the Distributor by the “Closing Time” of the regular trading session on the Exchange (currently [4:00] p.m. Eastern time) on the Business Day such order is placed to be effectuated based on the Fund’s NAV that day. Orders effectuated outside the Clearing Process are likely to require transmittal earlier on the relevant Business Day than orders effectuated through the Clearing Process. Thus, persons placing or effectuating orders outside the Clearing Process should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders.

The securities contained in the In-Kind Creation Basket and In-Kind Redemption Basket that represent component securities from the long portion of the relevant Target Index either (a) will correspond pro rata to the long portfolio securities of the relevant Fund, or (b) will not correspond pro rata to the long portfolio securities, provided that the In-Kind Creation Basket and In-Kind Redemption Basket securities (1) consist of the same representative sample of the long portfolio securities designed to generate performance that is highly correlated to the performance of the long portfolio securities, (2) consist only of securities that are already included among the existing long portfolio securities, and (3) are the same for all Authorized Participants on a given Business Day. In either case, the In-Kind Creation Basket and In-Kind Redemption Basket securities and a true pro rata slice of the long portfolio securities may differ solely to the extent necessary (a) because it is impossible to break up bonds beyond certain minimum sizes needed for transfer and settlement, (b) because, in the case of equity securities, rounding is necessary to eliminate fractional shares or lots that are not tradable round lots, or (c) for temporary periods, to effect changes in the long portfolio securities as a result of the rebalancing of a Target Index.

Custom orders typically clear outside the Clearing Process and, therefore, like other orders outside the Clearing Process, may need to be transmitted early on the relevant Business Day to be effectuated at that day’s NAV. Custom orders may be required to be received by the Distributor by [3:00] p.m. Eastern time to be effectuated based on the Fund’s NAV on that Business Day. A custom order may be placed when, for example, an Authorized Participant cannot transact in a security in the In-Kind Creation or Redemption Basket and therefore has additional cash included in a Fund Deposit or Fund Redemption in lieu of such security.

Persons placing or effectuating custom orders should be mindful of time deadlines imposed by intermediaries, which may impact the successful processing of such orders.

Shares of the Funds will only be issued against full payment, as further described in the Prospectus and this SAI.

Transaction Fees

To compensate the Trust for costs incurred in connection with creation and redemption transactions, investors may be required to pay a Transaction Fee. The “Creation Transaction Fee” and “Redemption Transaction Fee” are fixed for, respectively, all creation and redemption transactions through the Clearing Process on a Business Day, regardless of the number of transactions effectuated that day. A charge of up to four (4) times the fixed fee (“Variable Fee”)

49

may be imposed as part of the Transaction Fee for, among other things: (i) transactions outside the Clearing Process; and (ii) transactions effectuated wholly or partly in cash, including custom orders, to offset brokerage and other transaction costs thereby imposed on the Trust. The Adviser, subject to the approval of the Board, may adjust or waive the Transaction Fee from time to time. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation and Redemption Baskets, respectively, to and from the account of the Trust. Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee for such services.

The Standard Creation/Redemption Transaction Fee for the Funds is $[ ] and a Variable Fee of up to $[ ] may be charged.

Purchasing Creation Units

Fund Deposit. The consideration for a Creation Unit of a Fund is the Fund Deposit. The Fund Deposit will consist of the In-Kind Creation Basket, which constitutes a representation of the long positions in a Target Index held by a Fund, and Cash Component, or an all cash payment.

The consideration for a Creation Unit generally consist of the In-Kind Creation Basket and a Cash Component, which consists of a Balancing Amount and a Transaction Fee.

The Balancing Amount reflects the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to the Fund. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, the Fund pays the Balancing Amount to the purchaser.

The Administrator, in a PCF sent via the NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security in the In-Kind Creation Basket to be included in the current Fund Deposit for each Fund (based on information about the long positions in the Fund’s portfolio at the end of the previous Business Day). The Administrator, through the NSCC, also makes available on each Business Day, the estimated Balancing Amount, effective through and including the previous Business Day.

The Fund Deposit is applicable for purchases of Creation Units of the Fund until such time as the next-announced Fund Deposit is made available. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Deposit. In addition, the composition of the Fund Deposit may change as, among other things, corporate actions, investment rebalancing, and investment decisions by the Adviser are implemented for a Fund’s portfolio. All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the Fund, and the Fund’s determination shall be final and binding.

Placement of Creation Orders Using Clearing Process. In connection with creation orders made through the Clearing Process, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit

50

to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day the order is placed (“Transmittal Date”) if: (i) such order is received by the Distributor by the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject a creation order transmitted to it by the Administrator in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Shares, would own 80% or more of the currently outstanding Shares of an ETF; (iii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iv) acceptance of the In-Kind Creation Basket would have adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise in the discretion of the Trust or the Adviser have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor and Adviser make it practically impossible to process creation orders. Examples of such circumstances include acts of God, public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket through DTC to the relevant Trust account by 11:00 a.m., Eastern time, (the “DTC Cut-Off Time”) of the Business Day immediately following the Transmittal Date. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date.

An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if: (i) such order is received by the Distributor by the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time and the Cash Component by 2:00 p.m., Eastern time on the Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then- current In-Kind Creation Basket and Cash Component. The delivery of Creation Units so created will occur no later than the third (3rd) Business Day following the day on which the order is deemed received by the Distributor.

Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting

51

of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 105% of the market value of the In-Kind Creation Basket securities not delivered (“Additional Cash Deposit”). Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed. The order shall be deemed to be received on the Transmittal Date provided that it is placed in proper form prior to [4:00] p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by the DTC Cut-Off Time the following Business Day.

To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 105% of the daily marked to market value of the missing securities. To the extent that either such securities are still not received by [1:00] p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to the Fund for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust. The delivery of Creation Units so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Redeeming Creation Units

Fund Redemptions. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Administrator and only on a Business Day. The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount, or a Cash Redemption Amount that includes an all cash payment. Investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The redemption proceeds for a Creation Unit generally consist of the In-Kind Redemption Basket and a Cash Redemption Amount, which consists of a Balancing Amount and a Transaction Fee.

The Balancing Amount reflects the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, the Fund pays the Balancing Amount to the redeeming investor. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to the Fund.

The Administrator, in a PCF sent via the NSCC, makes available prior to the opening of business on the Exchange (currently [9:30] a.m., Eastern time) on each Business Day, the identity of the portfolio securities in the current In-Kind Redemption Basket (subject to possible amendment or correction). The In-Kind Redemption Basket on a particular Business

52

Day may not be identical to the In-Kind Creation Basket for that day.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than [4:00] p.m., Eastern time, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders deemed received will be effectuated based on the NAV of the Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after [4:00] p.m. Eastern time, will be deemed received on the next Business Day and will be effected at the NAV next determined on such next Business Day. The applicable In- Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the third NSCC business day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Administrator not later than [4:00] p.m., Eastern time on the Transmittal Date; (ii) such order is accompanied or followed by the delivery of both: (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date; and (b) the Cash Redemption Amount by [12:00] p.m., Eastern time on the Business Day immediately following the Transmittal Date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and any Cash Redemption Amount owed to the redeeming party by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

Regular Holidays.  For every occurrence of one or more intervening holidays in the applicable non-U.S. markets market that are not holidays observed in the U.S. , the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent the Funds from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with non-U.S. market holiday schedules, will require a delivery process longer than seven calendar days, in certain circumstances. The holidays applicable to the Funds that invest in foreign securities during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to

53

deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below . The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

In calendar years 2015 and 2016, the dates of regular holidays affecting the relevant securities markets iare as follows (please note these holiday schedules are subject to potential changes in the relevant securities markets):

2015

Australia
January 1	April 6	August 12	December 25

January 26	May 4	September 28	December 28

March 2	June 1	October 5	December 31

March 9	June 8	November 3

April 3	August 3	December 24

Austria
January 1	May 1	October 26	December 31

January 6	May 14	December 8

April 3	May 25	December 24

April 6	June 4	December 25

Azerbaijan
January 1	March 21	March 27	July 17

January 2	March 22	May 9	July 18

54

January 20	March 23	May 11	July 20

March 8	March 24	May 28	September 24

March 9	March 25	June 15	September 25

March 20	March 26	June 26

Belgium
January 1	April 6	December 25

April 3	May 1	December 31

Brazil
January 1	April 3	July 9	November 20

February 16	April 21	September 7	December 24

February 17	May 1	October 12	December 25

February 18	June 4	November 2	December 31

Canada
January 1	April 3	August 3	December 25

January 2	May 18	September 7	December 28

February 9	June 24	October 12

February 16	July 1	November 11

55

China
January 1	February 20	May 1	October 2

January 2	February 23	June 22	October 5

February 18	February 24	September 27	October 6

February 19	April 6	October 1	October 7

Croatia
January 1	May 1	August 5	December 31

January 6	June 4	October 8

April 3	June 22	December 24

April 6	June 25	December 25

Denmark
January 1	April 6	May 15	December 24

April 2	May 1	May 25	December 25

April 3	May 14	June 5	December 31

Finland
January 1	April 3	May 14	December 25

January 6	April 6	June 19	December 31

56

April 2	May 1	December 24

France
January 1	April 6	December 25

April 3	May 1	December 31

Germany
January 1	May 1	June 4	December 31

April 3	May 14	December 24

April 6	May 25	December 25

Hungary
January 1	April 6	August 20	December 24

January 2	May 1	August 21	December 25

April 3	May 25	October 23

Indonesia
January 1	May 14	July 20	October 14

February 19	June 2	July 21	December 24

April 3	July 16	August 17	December 25

May 1	July 17	September 24	December 31

57

Iraq
January 1	April 17	September 22	December 24

January 6	July 14	October 13

March 20	July 15	October 23

Ireland
January 1	May 1	October 26	December 29

March 17	May 4	December 24	December 31

April 3	June 1	December 25

April 6	August 3	December 28

Israel
March 5	April 8	September 13	September 28

March 17	April 9	September 14	September 29

April 3	April 22	September 15	September 30

April 5	April 23	September 22	October 1

April 6	May 24	September 23	October 4

April 7	July 26	September 27	October 5

The Israeli market is closed every Friday.

Italy

58

January 1	April 6	December 24	December 31

April 3	May 1	December 25

Japan
January 1	May 4	September 22	December 23

January 2	May 5	September 23	December 31

January 12	May 6	October 12

February 11	July 20	November 3

April 29	September 21	November 23

Kazakhstan
January 1	March 25	August 31	December 16

January 2	May 1	September 23	December 17

January 7	May 7	September 24

March 9	May 11	September 25

March 24	July 6	December 1

Latvia
January 1	April 30	June 23	December 25

January 2	May 1	June 24	December 30

April 2	May 4	November 18	December 31

April 3	May 14	December 23

59

April 6	June 22	December 24

Lebanon
January 1	April 3	September 23	December 25

January 6	April 10	September 24

February 9	May 1	October 14

March 25	July 17	October 23

Lithuania
January 1	April 3	May 14	December 24

February 16	April 6	June 24	December 25

March 11	May 1	July 6	December 31

Malaysia
January 1	February 20	July 18	October 14

February 2	May 1	August 31	November 10

February 3	May 4	September 16	December 24

February 19	July 17	September 24	December 25

Mexico
January 1	April 2	September 16

February 2	April 3	November 20

60

March 16	May 1	December 25

Mongolia
January 1	February 20	July 11

January 2	February 21	July 12

February 18	March 8	July 13

February 19	June 1

The Netherlands
January 1	April 6	December 25

April 3	May 1	December 31

New Zealand
January 1	April 3	June 1	December 28

January 2	April 6	October 26

February 6	April 27	December 25

Norway
January 1	April 3	May 14	December 25

April 1	April 6	May 25	December 31

April 2	May 1	December 24

Pakistan

61

January 1	June 30	September 22	October 23

February 5	July 1	September 23	November 9

March 23	July 20	September 24	December 24

May 1	August 14	October 22	December 25

The Philippines
January 1	February 19	June 12	December 25

January 2	April 2	August 21	December 30

January 15	April 3	August 31	December 31

January 16	April 9	November 30

January 19	May 1	December 24

Poland
January 1	April 6	November 11	December 31

January 6	May 1	December 24

April 3	June 4	December 25

Portugal
January 1	April 6	December 25

April 3	May 1	December 31

62

Romania
January 1	April 13	November 30

January 2	May 1	December 1

April 3	June 1	December 25

Russia
January 1	January 8	May 4

January 2	January 9	May 11

January 5	February 23	June 12

January 6	March 9	November 4

January 7	May 1	December 31

Serbia
January 1	February 16	April 13

January 2	February 17	May 1

January 7	April 10	November 11

The Slovak Republic
January 1	April 6	September 1	December 24

January 6	May 1	September 15	December 25

63

April 3	May 8	November 17

South Korea
Jan 1	February 20	May 25	October 9

February 18	May 1	September 28	December 25

February 19	May 5	September 29	December 31

Spain
January 1	April 6	December 24	December 31

April 3	May 1	December 25

Sri Lanka
January 1	February 17	May 4	November 10

January 5	March 5	June 2	November 25

January 8	April 3	July 1	December 24

January 15	April 13	July 31	December 25

February 3	April 14	September 24

February 4	May 1	October 27

Sweden
January 1	April 3	May 13	December 24

64

January 5	April 6	May 14	December 25

January 6	April 30	June 19	December 31

April 2	May 1	October 30

Switzerland
January 1	April 6	May 25	December 31

January 2	May 1	December 24

April 3	May 14	December 25

Turkey
January 1	May 19	September 23	October 28

April 23	July 16	September 24	October 29

May 1	July 17	September 25

Ukraine
January 1	January 7	May 1	June 1

January 2	March 9	May 4	June 29

January 5	April 13	May 11	August 24

The United Kingdom
January 1	May 4	December 24	December 31

April 3	May 25	December 25

April 6	August 31	December 28

65

Vietnam
January 1	February 18	April 28	September 2

January 2	February 19	April 29

February 16	February 20	April 30

February 17	February 23	May 1

2016

Australia
January 1	April 12	August 1	December 26

January 26	April 25	August 17	December 27

March 7	May 2	September 26	December 28

March 8	May 16	October 3	December 30

March 14	June 6	November 1

March 25	June 13	November 2

March 28	June 14	December 23

Austria
January 1	May 5	October 26	December 30

January 6	May 16	November 1

March 25	May 26	December 8

66

March 28	August 15	December 26

Azerbaijan
January 1	March 8	March 23

January 2	March 20	March 24

January 4	March 21	March 25

January 20	March 22

Belgium
January 1	May 5	July 21	November 11

March 25	May 6	August 15	December 26

March 28	May 16	November 1

Canada
January 1	May 23	September 5	December 27

January 4	June 24	October 10

February 15	July 1	November 11

March 25	August 1	December 26

China
January 1	February 16	June 9	October 7

67

January 18	April 4	July 4	October 10

February 8	May 2	September 5	November 11

February 9	May 3	September 15	November 24

February 10	May 4	October 3	December 26

February 11	May 5	October 4

February 12	May 6	October 5

February 15	May 30	October 6

Croatia
January 1	March 28	August 5	December 26

January 6	May 26	August 15

March 25	June 22	November 1

Denmark
January 1	March 28	May 6

March 24	April 22	May 16

March 25	May 5	December 26

Finland
January 1	March 25	May 5	December 6

January 6	March 28	June 24	December 26

68

France
January 1	May 16	July 15	November 11

March 25	May 20	August 15	December 26

March 28	May 31	October 31

May 5	July 14	November 1

Germany
January 1	March 28	August 15	December 30

January 6	May 5	October 3

February 8	May 16	November 1

March 25	May 26	December 26

Hungary
January 1	March 25	October 31	December 30

March 14	March 28	November 1

March 15	May 16	November 26

Indonesia
January 1	May 5	July 7	October 3

February 8	May 6	July 8	December 12

March 9	July 4	August 17	December 26

69

March 25	July 5	September 12	December 30

April 8	July 6	September 13

Iraq
January 1	March 5	April 9

January 6	March 21

Ireland
January 1	May 2	December 23	December 30

March 17	June 6	December 26

March 25	August 1	December 27

March 28	October 31	December 28

Israel
March 24	May 11	October 4	October 20

April 24	May 12	October 11	October 23

April 25	May 13	October 12	October 24

April 26	June 12	October 16	December 25

April 27	August 14	October 17

April 28	October 2	October 18

April 29	October 3	October 19

70

The Israeli market is closed every Friday.

Italy
January 1	March 28	June 9	December 8

January 6	April 25	August 15	December 26

March 25	June 2	November 1

Japan
January 1	April 29	July 18	October 10

January 11	May 3	August 11	November 3

February 11	May 4	September 19	November 23

March 21	May 5	September 22	December 23

Kazakhstan
January 1	March 21	May 9	December 1

January 4	March 22	July 6	December 16

January 7	March 23	August 30	December 19

March 8	May 2	September 12

Latvia
January 1	May 2	June 23	December 26

March 25	May 4	June 24

71

March 28	May 5	November 18

Lebanon
January 1	March 28	July 6	September 13

January 6	April 29	July 7	October 11

February 9	May 2	August 15	November 12

March 25	May 25	September 12	December 12

Lithuania
January 1	March 25	May 5	October 31

February 15	March 28	June 24	November 1

February 16	March 29	July 6	December 26

March 11	May 2	August 15	December 27

Malaysia
January 1	May 23	July 7	October 3

February 1	May 30	July 8	October 31

February 8	May 31	August 31	December 12

February 9	June 4	September 12	December 26

May 2	July 6	September 16

Mongolia
January 1	February 10

72

February 8	February 11

February 9	March 8

The Netherlands
January 1	March 28	May 5	May 16

March 25	April 27	May 12	December 26

112

New Zealand
January 1	March 24	June 6	December 27

January 4	March 25	October 24	December 30

January 25	March 28	December 23

February 1	April 25	December 26

Norway
January 1	March 25	May 16

March 23	March 28	May 17

March 24	May 5	December 26

73

Pakistan

January 1	June 24	July 9	October 11

February 5	July 1	September 12	October 12

March 23	July 6	September 13	November 9

June 6	July 7	September 14	December 12

June 7	July 8	September 15	December 13

The Philippines
January 1	March 25	August 26	November 2

February 8	May 9	August 29	November 30

February 25	July 6	September 12	December 30

March 24	July 7	November 1

Poland
January 1	March 28	August 15	December 26

January 6	May 3	November 1

March 25	May 26	November 11

Portugal
January 1	April 25	August 15	December 8

February 9	May 26	October 5	December 26

March 25	June 10	November 1

March 28	June 13	December 1

74

Romania
January 1	June 20	December 1

May 2	August 15	December 26

Russia
January 1	January 7	March 7	May 10

January 4	January 8	March 8	June 13

January 5	February 22	May 2	November 4

January 6	February 23	May 9

Serbia
January 1	February 15	April 29	May 3

January 7	February 16	May 2	November 11

The Slovak Republic
January 1	July 5	November 1	December 28

January 6	August 29	November 17	December 29

March 25	September 1	December 26	December 30

March 28	September 15	December 27

South Korea

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January 1	March 1	June 6	October 3

January 4	April 5	August 15	November 10

February 8	April 13	September 14	December 30

February 9	April 14	September 15

February 10	May 5	September 16

Spain
January 1	April 8	July 25	November 1

January 6	April 12	August 15	November 9

March 24	May 2	August 16	December 6

March 25	May 3	September 9	December 8

March 28	May 26	October 12	December 26

Sri Lanka
January 1	March 25	July 6	November 14

January 15	April 13	July 19	December 12

February 4	April 14	August 17	December 13

February 22	April 21	September 12	December 26

March 7	May 2	September 16

March 22	May 23	October 31

Sweden

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January 1	March 24	May 4	June 24

January 5	March 25	May 5	November 4

January 6	March 28	June 6	December 26

Switzerland
January 1	May 5	August 1	December 8

January 6	May 16	August 15	December 26

March 25	May 26	September 8

March 28	June 29	November 1

Turkey
January 1	July 5	August 30	September 15

April 23	July 6	September 12	September 16

May 1	July 7	September 13	October 28

May 19	July 8	September 14	October 29

Ukraine
January 1	March 8	May 9	August 24

January 4	May 2	June 20

January 7	May 3	June 28

The United Kingdom

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January 1	May 2	December 23	December 30

March 25	May 30	December 26

March 28	August 29	December 27

Vietnam
January 1	February 9	April 18	May 3

February 8	February 10	May 2	September 2

Redemptions.  The longest redemption cycle for a Fund is a function of the longest redemption cycle among the countries whose securities comprise the Funds. In calendar years 2015 and 2016, the dates of regular holidays affecting the following securities markets present the worst-case redemption cycles* for a Fund as follows:

2015
Country	Trade Date	Settlement Date	Number of Days to Settle
Australia	12/21/15	12/29/15	8
	12/22/15	12/30/15	8
	12/23/15	01/04/16	12

China	02/13/15	02/25/15	12
	02/16/15	02/26/15	10
	02/17/15	02/27/15	10
	09/28/15	10/08/15	10

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	09/29/15	10/09/15	10
	09/30/15	10/12/15	12

Indonesia	07/13/15	07/22/15	9
	07/14/15	07/23/15	9
	07/15/15	07/24/15	9

Ireland	12/22/15	12/30/15	8
	12/23/15	12/31/15	8

Israel	04/01/15	04/12/15	11
	04/02/15	04/13/15	11
	09/21/15	10/06/15	15
	09/24/15	10/07/15	13

Japan	04/28/15	05/07/15	9
	04/30/15	05/08/15	8
	05/01/15	05/11/15	10
	09/16/15	09/24/15	8
	09/17/15	09/25/15	8
	09/18/15	09/28/15	10

Kazakhstan	09/18/15	09/28/15	10

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Norway	03/30/15	04/07/15	8
	03/31/15	04/08/15	8

Philippines	01/12/15	01/20/15	8
	01/13/15	01/21/15	8
	01/14/15	01/22/15	8
	12/23/15	01/04/16	12
	12/28/15	01/05/16	8
	12/29/15	01/06/16	8

Russia	12/28/15	01/13/16	16
	12/29/15	01/14/16	16
	12/30/15	01/15/16	16

Spain	03/30/15	04/07/15	8
	03/31/15	04/08/15	8
	04/01/15	04/09/15	8

Vietnam	02/11/15	02/24/15	13
	02/12/15	02/25/15	13
	02/13/15	02/26/15	13

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04/23/15	05/04/15	11
04/24/15	05/05/15	11
04/27/15	05/06/15	9

2016
Country	Trade Date	Settlement Date	Number of Days to Settle
Australia	12/23/15	01/04/16	12
	12/20/16	12/29/16	9
	12/21/16	01/02/17	12
	12/22/16	01/03/17	12

China	02/03/16	02/17/16	14
	02/04/16	02/18/16	14
	02/05/16	02/19/16	14
	04/27/16	05/09/16	12
	04/28/16	05/10/16	12
	04/29/16	05/11/16	12
	09/28/16	10/11/16	13
	09/29/16	10/12/16	13
	09/30/16	10/13/16	13

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Indonesia	06/29/16	07/11/16	12
	06/30/16	07/12/16	12
	07/01/16	07/13/16	12

Ireland	12/21/16	12/29/16	8
	12/22/16	01/02/17	11

Israel	04/20/16	05/01/16	11
	04/21/16	05/02/16	11
	10/10/16	10/25/16	15
	10/13/16	10/26/16	13

Japan	04/27/16	05/06/16	9
	04/28/16	05/09/16	11
	05/02/16	05/10/16	8

Malaysia	07/01/16	07/11/16	10
	07/04/16	07/12/16	8
	07/05/16	07/13/16	8

New Zealand	03/21/16	03/29/16	8
	03/22/16	03/30/16	8
	03/23/16	03/31/16	8

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	12/20/16	12/28/16	8
	12/21/16	12/29/16	8
	12/22/16	01/02/17	11

Norway	03/21/16	03/29/16	8
	03/22/16	03/30/16	8

Pakistan	09/08/16	09/16/16	8
	09/09/16	09/19/16	10

Philippines	12/23/15	01/04/16	12
	12/28/15	01/05/16	8
	12/29/15	01/06/16	8

Serbia	04/26/16	05/04/16	8
	04/27/16	05/05/16	8
	04/28/16	05/06/16	8

Slovakia	12/22/16	01/02/17	11
	12/23/16	01/03/17	11

Sweden	12/30/15	01/07/16	8

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Turkey	07/01/16	07/11/16	10
	07/04/16	07/12/16	8
	09/08/16	09/19/16	11
	09/09/16	09/20/16	11

Ukraine	12/31/15	01/08/16	8

Vietnam	02/03/16	02/11/16	8
	02/04/16	02/12/16	8
	02/05/16	02/15/16	10

These worst-case redemption cycles are based on information regarding regular holidays, which may be out of date. Based on changes in holidays, longer (worse) redemption cycles are possible.

DETERMINATION OF NET ASSET VALUE

The net asset value, or NAV, of Shares is calculated each Business Day as of the close of regular trading on the NYSE, generally [4:00] p.m. Eastern time. A Fund’s NAV per Share is computed by dividing the net assets by the number of Shares outstanding.

TAXATION

Overview

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds

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and the purchase, ownership, and disposition of a Fund’s Shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances, nor to certain types of shareholders subject to special treatment under the federal income tax laws (for example, life insurance companies, banks and other financial institutions, and IRAs and other retirement plans). This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of a Fund’s Shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Each Fund intends to qualify and elect to be treated each year as a RIC under Subchapter M of the Code. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. To qualify for treatment as a RIC, each Fund generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from: (i) dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options or futures) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income from interests in “qualified publicly traded partnerships” as described below (the income described in this subparagraph (a), “Qualifying Income”); (b) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year: (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund’s total assets and to an amount not greater than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its total assets is invested in: (x) the securities (other than U.S. government securities and the securities of other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses; or (y) the securities of one or more qualified publicly traded partnerships (as defined below); and (c) distribute with respect to each taxable year at least 90% of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long- term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% of gross income requirement described in subparagraph (a) above, income derived from a partnership will be treated as Qualifying Income only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized directly by the RIC. However, 100% of the net income of a RIC derived from an interest in a “qualified publicly traded partnership” (defined as a partnership: (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof; (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d); and (z) that derives less than 90% of its income from the Qualifying Income described in clause (i) of subparagraph (a) above) will be treated as Qualifying Income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

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For purposes of meeting the diversification requirements described in subparagraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If, in any taxable year, a Fund were to fail to qualify for taxation as a RIC under the Code, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including distributions of net tax-exempt income and net long-term capital gain (if any), would be taxable to shareholders as dividend income. Distributions from the Fund would not be deductible by the Fund in computing its taxable income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

As noted above, if a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

Amounts not distributed on a timely basis in accordance with a prescribed formula are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, each Fund must distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year; and (3) all such ordinary income and capital gains that were not distributed in previous years. For this purpose, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that the Funds will be able to do so.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Options, Futures, and Swaps

Regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which a Fund may invest may be “section 1256 contracts.” Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized.

The tax treatment of a payment made or received on a swap to which a Fund is a party, and in particular whether such payment is, in whole or in part, capital or ordinary in character, will vary depending upon the terms of the particular swap contract.

Transactions in options, futures, and swaps undertaken by the Funds may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund, and losses realized by the Fund on positions that are part of a straddle may

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be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Funds are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

More generally, investments by a Fund in options, futures, swaps and other derivative financial instruments are subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to a Fund and defer or possibly prevent the recognition or use of certain losses by a Fund. The rules could, in turn, affect the amount, timing or character of the income distributed to shareholders by a Fund. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether a Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a RIC and avoid a fund-level tax.

Constructive Sales

Under certain circumstances, each Fund may recognize gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, each Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but would not recognize any loss) from the constructive sale. The character of gain from a constructive sale would depend upon each Fund’s holding period in the property. Appropriate adjustments would be made in the amount of any gain or loss subsequently realized on the position to reflect the gain recognized on the constructive sale. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.

Constructive sale treatment does not generally apply to a transaction if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction closed. The term “appreciated financial position” excludes any position that is “marked-to-market.”

Mortgage Pooling Vehicles

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The Funds may invest in REITs that hold residual interests in real estate mortgage conduits (“REMICs”) or which are, or have certain wholly owned subsidiaries that are, taxable mortgage pools (“TMPs”). Under a Notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This Notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, Funds investing in such interests may not be a suitable investment for charitable remainder trusts (see Unrelated Business Taxable Income, below).

In general, excess inclusion income allocated to shareholders: (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions); (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a return and pay tax on such income; and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Unrelated Business Taxable Income

Under current law, income of a RIC that would be treated as UBTI if earned directly by a tax- exempt entity generally will not be attributed as UBTI to a tax-exempt entity that is a shareholder in the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if Shares in a Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICS or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund). Furthermore, any investment in residual interests of a collateralized mortgage obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share in a Fund that recognizes “excess

88

inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Distributions

For federal income tax purposes, distributions of investment company taxable income are generally taxable to a U.S. shareholder as ordinary income, whether paid in cash or Shares. Distributions of net capital gains—that is, the excess of net long-term capital gains from the sale of investments that a Fund has owned (or is treated as having owned) for more than one year over net short-term capital losses that are properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”), whether paid in cash or Shares, are taxable at long-term capital gains rates, regardless of how long the shareholder has held the Fund’s Shares. Capital Gain Dividends are not eligible for the corporate dividends received deduction.

Distributions attributable to the excess of net gains from the sale of investments that a Fund owned for one year or less over net long-term capital losses will be taxable as ordinary income. Distributions of capital gains are generally made after applying any available capital loss carryforward.

The maximum long term capital gain rates applicable to non-corporate shareholders is 15% (or 20% for taxpayers with taxable income exceeding certain thresholds).

Investors should be careful to consider the tax implications of buying Shares of a Fund just prior to a distribution. The price of Shares purchased at this time will include the amount of the forthcoming distribution, but the distribution will generally be taxable.

Shareholders will be notified annually as the U.S. federal tax status of Fund distributions, and shareholders receiving distributions in the form of newly issued Shares will receive a report as to the value of the Shares received.

Distributions by the Funds to tax-deferred or qualified plans, such as an IRA, retirement plan or corporate pension or profit sharing plan, generally will not be taxable. However, distributions from such plans will be taxable to individual participants without regard to the character of the income earned by the qualified plan.

Please consult a tax adviser for a more complete explanation of the federal, state, local and (if applicable) foreign tax consequences of making investments through such plans.

Qualified Dividend Income

“Qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund

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shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level): (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date); (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; (3) if the recipient elects to have the dividend income treated as investment interest; or (4) if the dividend is received from a foreign corporation that is: (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States); or (b) treated as a passive foreign investment company.

Disposition of Shares

Upon a redemption, sale or exchange of Shares of a Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the Shares. A gain or loss will be treated as capital gain or loss if the Shares are capital assets in the shareholder’s hands and generally will be long-term or short-term, depending upon the shareholder’s holding period for the Shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the Shares are disposed of. In such a case the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a Fund’s Shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of Capital Gain Dividends received or treated as having been received by the shareholder with respect to such Shares.

Backup Withholding

Each Fund may be required to withhold federal income tax (“backup withholding”) from dividends paid, capital gains distributions, and redemption proceeds to shareholders. Federal tax will be withheld if: (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number; (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect; or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. The backup withholding rate is 28%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s federal income tax liability.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisors in this regard.

Non-U.S. Shareholders

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Dividends, other than Capital Gain Dividends, paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. For taxable years of the Funds beginning before

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January 1, 2014, the Funds were generally not required to withhold any amounts: (i) with respect to distributions from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions were properly designated by the Fund (“interest-related dividends”); and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions were properly designated by a Fund (“short-term capital gain dividends”). Legislation may extend the exemption from withholding for interest-related and short-term capital gain dividends, although at the time of this filing, it is unclear whether or when the legislation will be enacted and, if enacted, what the term of the extension will be (i.e., for one year or two years).

A Fund may opt not to designate dividends as interest-related dividends or short-term capital gain dividends.

If a beneficial owner of Fund Shares who is a foreign person has a trade or business in the United States, and dividends from the Fund are effectively connected with the conduct by the beneficial owner of that trade or business, the dividends will be subject to U.S. federal net income taxation at regular income tax rates.

A beneficial holder of Shares who or which is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Fund Shares or on Capital Gain Dividends unless: (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States; or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital gain Dividend and certain other conditions are met.

If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), a Fund will be required to withhold 30% of the ordinary dividends it pays, and the gross proceeds of share redemptions and certain capital gain dividends it pays after December 31, 2016, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or foreign individual that timely provides the certifications required by a Fund or its agent on a valid IRS Form W-9 or W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as foreign investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the Internal Revenue Service in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify itself and may be required to provide other required information to a Fund or other withholding agent regarding its U.S. owners, if any. Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A

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non-U.S. entity that invests in a Fund will need to provide a Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. A foreign shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of such agreement. Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in a Fund.

Equalization Accounting

Each Fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify for treatment as a RIC under the Code and generally to avoid federal income or excise tax. Under current law, each Fund may on its tax return treat as a distribution of investment company taxable income or net capital gain, as the case may be, the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Fund’s undistributed investment company taxable income and net capital gain, respectively. This practice, which involves the use of “equalization” accounting, will have the effect of reducing the amount of income and gains that a Fund is required to distribute as dividends to (non-redeeming) shareholders in order for the Fund to avoid federal income tax and excise tax, and the amount of any undistributed income or gains will be reflected in the value of a Fund’s Shares. The total return on a shareholder’s investment will not be reduced as a result of the Fund’s distribution policy. As noted above, investors who purchase Shares shortly before the record date of a distribution will pay the full price for the Shares and then receive some portion of the price back as a taxable distribution.

Tax Shelter Disclosure

Under Treasury regulations, if a shareholder recognizes a loss on a disposition of a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (including, for example, an insurance company holding separate account), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but, under current guidance, shareholders of a RIC are not excepted.

This filing requirement applies even though, as a practical matter, any such loss would not, for example, reduce the taxable income of an insurance company. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

Other Taxation

The foregoing discussion is primarily a summary of certain U.S. federal income tax consequences of investing in a Fund based on the law in effect as of the date of this SAI. The discussion does not address in detail special tax rules applicable to certain classes of investors, such as, among others, IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies, banks and other financial institutions, and investors making in-kind contributions to a Fund. Such shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. You should consult your tax adviser for more

93

information about your own tax situation, including possible other federal, state, local and, where applicable, foreign tax consequences of investing in a Fund.

OTHER INFORMATION

Disclaimers

[Disclaimers to come.]

FINANCIAL STATEMENTS

The audited financial statements for the Funds, when available, will be incorporated by reference.

94

PART C. OTHER INFORMATION

Item 28.		Exhibits

(a)	(i)	Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 28, 2013).
	(ii)	Trust Instrument. Incorporated by Reference to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed March 30, 2011).
	(iii)	Correction to the Trust Instrument. Incorporated by Reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed September 3, 2014).
(b)		Bylaws. Incorporated by Reference to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed March 30, 2011).
(c)		Not applicable.
(d)	(i)	Investment Advisory Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).
	(ii)	Amended and Restated Appendix A to Investment Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed September 3, 2014)
	(iii)	Investment Advisory Agreement for O’Shares Defensive Dividend Growth ETF, O’Shares Europe Defensive Dividend Growth ETF, O’Shares Europe Hedged Defensive Dividend Growth ETF, O’Shares Asia Pacific Defensive Dividend Growth ETF and O’Shares Asia Pacific Hedged Defensive Dividend Growth ETF, to be filed by subsequent amendment.
(e)	(i)	Distribution Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).
	(ii)	Amended and Restated Exhibit A to Distribution Agreement, to be filed by subsequent amendment.
(f)		Not applicable.
(g)	(i)	Global Custody Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540

(Filed May 26, 2011).
	(ii)	Amendment No. 1 to Global Custody Agreement. Incorporated by Reference to Post-Effective Amendment No. 29 the Registrant’s Registration Statement on Form N-1A, File Nos 333-173167 and 811-22540 (Filed September 3, 2014).
	(iii)	Amendment No. 2 to Global Custody Agreement, to be filed by subsequent amendment.
(h)	(i)	Agency Services Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).
	(ii)	Amendment No. 1 to Agency Services Agreement. Incorporated by Reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed September 3, 2014).
	(iii)	Amendment No. 2 to Agency Services Agreement, to be filed by subsequent amendment.
	(iv)	Fund Servicing Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).
	(v)	Amendment No. 1 to Fund Servicing Agreement. Incorporated by Reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, File Nos 333-173167 and 811-22540 (Filed September 3, 2014).
	(vi)	Amendment No. 2 to Fund Servicing Agreement, to be filed by subsequent amendment.
	(vii)	Authorized Participant Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).
	(viii)	Expense Limitation Agreement for QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Anti-Beta Fund, QuantShares Hedged Dividend Income Fund, QuantShares Equal Weighted Value Factor Fund, QuantShares Equal Weighted Low Beta Factor Fund, and QuantShares Equal Weighted High Momentum Factor Fund (Filed herewith).
(i)		Opinion and Consent of Counsel, to be filed by subsequent amendment.
(j)		Not applicable.

(k)		Not applicable.
(l)		Agreement for providing initial capital. Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed August 8, 2011).
(m)	(i)	Distribution Plan pursuant to Rule 12b-1. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).
	(ii)	Amended and Restated Schedule A to Distribution Plan pursuant to Rule 12b-1, to be filed by subsequent amendment.
(n)		Not applicable.
(o)		Power of Attorney for Registrant. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).
(p)	(i)	Code of Ethics of FQF Trust. Incorporated by Reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 28, 2013).
	(ii)	Code of Ethics of FFCM LLC, filed herewith.

Item 29.	Persons Controlled by or under Common Control with Registrant

None.

Item 30.	Indemnification

Article XI, Section 2 of the Registrant’s Trust Instrument provides that:

(a)        Subject to the exceptions and limitations contained in subsection (b) below:

(i)        every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii)        as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)        No indemnification shall be provided hereunder to a Covered Person:

(i)        who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii)        in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)        The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)        To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section.

(e)        Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 6 of the Investment Advisory Agreement[s] provide[s] that:

A.        Adviser. Adviser will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Adviser’s undertaking to do so, that Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Adviser, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Adviser, even though paid by it.

B.        Trustees and Shareholders. Adviser is hereby expressly put on notice of the limitation of shareholder liability as set forth in the Trust Instrument and agrees that obligations assumed by the Trust pursuant to this Agreement shall be limited in all cases to the Trust and its assets, and if the liability relates to one Fund, the obligations hereunder shall be limited to the respective assets of that Fund. The Adviser further agrees that it shall not seek satisfaction of any such obligation from the shareholders or any individual shareholder of the Fund, nor from the Trustees or any individual Trustee of a Trust. This Agreement is executed by each Trust’s Trustees and/or officers in their capacities as Trustees and/or officers and the obligations of this Agreement are not binding upon any of them or the shareholders individually; rather, they are binding only upon the assets and property of the Trust.

C.        Consequential Damages. Neither party shall be liable to the other party for consequential damages under any provision of this Agreement.

[Additional information about the Investment Advisory Agreements to come, if applicable.]

Section 6 of the Distribution Agreement provides that:

(a)        The Trust agrees to indemnify and hold harmless the Distributor, its affiliates and each of their respective directors, officers and employees and agents and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act (any of the Distributor, its officers, employees, agents and directors or such control persons, for purposes of this paragraph, a “Distributor Indemnitee”) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon (i) any claim that the Registration Statement, Prospectus, Statement of Additional Information, product description, shareholder reports, sales literature and advertisements specifically approved by the Trust and Adviser in writing or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein (and in the case of the Prospectus, Statement of Additional Information and product description, in light of the circumstances under which they were made) not misleading under the 1933 Act, or any other statute or the common law; (ii) the breach by the Trust of any obligation, representation or warranty contained in this Agreement; or (iii) the Trust’s failure to comply in any material respect with applicable securities laws.

The Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. The Trust will also not indemnify any Distributor Indemnitee with respect to any untrue statement or omission made in the Registration Statement, Prospectus, Statement of Additional Information or product description that is subsequently corrected in such document (or an amendment thereof or supplement thereto) if a copy of the Prospectus (or such amendment or supplement) was not sent or given to the person asserting any such loss, liability, claim, damage or expense at or before the written confirmation to such person in any case where such delivery is required by the 1933 Act and the Trust had notified the Distributor of the amendment or supplement prior to the sending of the confirmation. In no case (i) is the indemnity of the Trust in favor of any Distributor Indemnitee to be deemed to protect the Distributor Indemnitee against any liability to the Trust or its shareholders to which the Distributor Indemnitee would otherwise be subject by reason of willful misfeasance, bad faith, reckless disregard or gross negligence in the performance of the remainder of its duties or obligations under this Agreement, or (ii) is the Trust to be liable under its indemnity agreement contained in this Section with respect to any claim made against any Distributor Indemnitee unless the Distributor Indemnitee shall have notified the Trust in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon Distributor Indemnitee (or after Distributor Indemnitee shall have received notice of service on any designated agent).

Failure to notify the Trust of any claim shall not relieve the Trust from any liability that it may have to any Distributor Indemnitee against whom such action is brought unless failure or delay to so notify the Trust prejudices the Trust’s ability to defend against such claim. The Trust shall be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any claims, but if the Trust elects to assume the defense, the defense shall be conducted by counsel chosen by it and satisfactory to Distributor Indemnitee, defendant or defendants in the suit. In the event the Trust elects to assume the defense of any suit and retain counsel, Distributor Indemnitee, defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them. If the Trust does not elect to assume the defense of any suit, it will reimburse the Distributor Indemnitee, defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Trust agrees to notify the Distributor promptly of the commencement of any litigation or proceedings against it or any of its officers or Trustees in connection with the issuance or sale of any of the Creation Units or the Shares.

(b)        The Distributor agrees to indemnify and hold harmless the Trust and each of its Trustees and officers and any person who controls the Trust within the meaning of Section 15 of the 1933 Act (for purposes of this paragraph, the Trust and each of its Trustees and officers and its controlling persons are collectively referred to as the “Trust Affiliates”) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon (i) the allegation of any wrongful act of the Distributor or any of its directors, officers, employees or affiliates in connection its activities as Distributor pursuant to this Agreement; (ii) the breach of any obligation, representation or warranty contained in this Agreement by the Distributor; (iii) the Distributor’s failure to comply in any material respect with applicable securities laws, including applicable FINRA regulations; or (iv) any allegation that the Registration Statement, Prospectus, Statement of Additional Information, product description, shareholder reports, any information or materials relating to the Funds (as described in section 3(g)) or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon, and in conformity with information furnished to the Trust by or on behalf of the Distributor.

In no case (i) is the indemnity of the Distributor in favor of any Trust Affiliate to be deemed to protect any Trust Affiliate against any liability to the Trust or its security holders to which such Trust Affiliate would otherwise be subject by reason of willful misfeasance, bad faith, reckless disregard or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement, or (ii) is the Distributor to be liable under its indemnity agreement contained in this Section with respect to any claim made against any Trust Affiliate unless the Trust Affiliate shall have notified the Distributor in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Trust Affiliate (or after the Trust Affiliate shall have received notice of service on any designated agent).

Failure to notify the Distributor of any claim shall not relieve the Distributor from any liability that it may have to the Trust Affiliate against whom such action is brought on account of its indemnity agreement contained in this Section unless failure or delay to so notify the Distributor prejudices the Distributor’s ability to defend against such claim. The Distributor shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim, but if the Distributor elects to assume the defense, the defense shall be conducted by counsel chosen by it and satisfactory to the Trust, its officers and Board and to any controlling person or persons, defendant or defendants in the suit. In the event that Distributor elects to assume the defense of any suit and retain counsel, the Trust or controlling person or persons, defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them. If the Distributor does not elect to assume the defense of any suit, it will reimburse the Trust, its officers and Trustees or controlling person or persons, defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Distributor agrees to notify the Trust promptly of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of any of the Creation Units or the Shares.

(c) No indemnified party shall settle any claim against it for which it intends to seek indemnification from the indemnifying party, under the terms of section 6(a) or 6(b) above, without prior written notice to and consent from the indemnifying party, which consent shall not be unreasonably withheld. No indemnified or indemnifying party shall settle any claim unless the settlement contains a full release of liability with respect to the other party in respect of such action. This section 6 shall survive the termination of this Agreement.

Item 31.	Business and Other Connections of Investment Adviser

FFCM LLC (“FFCM”), is a Delaware limited liability company that offers investment management services and is a registered investment adviser. FFCM’s offices are located at 60 State Street, Suite 700, Room 771, Boston, Massachusetts 02109. Information as to the officers and directors of FFCM is included in its current Form ADV (File No. 801-71685) filed with the Securities and Exchange Commission.

Item 32.	Principal Underwriter

(a)        Foreside Fund Services, LLC (the “Distributor”), whose principal business address is Three Canal Plaza, Suite 100, Portland, ME 04101, is the Registrant’s principal underwriter. The Distributor serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1. AdvisorShares Trust

2. American Beacon Funds

3. American Beacon Select Funds

4. Avenue Mutual Funds Trust

5. BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios

6. BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios

7. Bridgeway Funds, Inc.

8. Broadmark Funds

9. Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust

10. Center Coast MLP Focus Fund, Series of Investment Managers Series Trust

11. Chilton Realty Income & Growth Fund, Series of Investment Managers Series Trust

12. Context Capital Funds

13. Direxion Shares ETF Trust

14. Exchange Traded Concepts Trust II

15. FlexShares Trust

16. Forum Funds

17. Forum Funds II

18. FQF Trust

19. FSI Low Beta Absolute Return Fund

20. Gottex Multi-Alternatives Fund - I

21. Gottex Multi-Alternatives Fund - II

22. Gottex Multi-Asset Endowment Fund - I

23. Gottex Multi-Asset Endowment Fund – II

24. Gottex Trust

25. Henderson Global Funds

26. Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)

27. Horizons ETF Trust

28. Infinity Core Alternative Fund

29. Ironwood Institutional Multi-Strategy Fund LLC

30. Ironwood Multi-Strategy Fund LLC

31. Manor Investment Funds

32. Nomura Partners Funds, Inc.

33. Outlook Funds Trust

34. Performance Trust Mutual Funds, Series of Trust for Professional Managers

35. Pine Grove Alternative Fund

36. Pine Grove Alternative Institutional Fund

37. Plan Investment Fund, Inc.

38. PMC Funds, Series of Trust for Professional Managers

39. Precidian ETFs Trust

40. Quaker Investment Trust

41. Renaissance Capital Greenwich Funds

42. RevenueShares ETF Trust

43. Salient MF Trust

44. SharesPost 100 Fund LLC

45. Sound Shore Fund, Inc.

46. Steben Alternative Investment Funds

47. Steben Select Multi-Strategy Fund

48. The Pennant 504 Fund

49. The Roxbury Funds

50. Toroso Newfound Tactical Allocation Fund, Series of Investment Managers Series Trust

51. Turner Funds

52. Wintergreen Fund, Inc.

(b)        The directors and officers of the Registrant’s principal underwriter are:

Name	Positions & Offices with Underwriter	Position with Registrant
Mark A. Fairbanks	President and Manager	None
Richard J. Berthy	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Secretary	None
Nanette K. Chern	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Vice President and Director of Compliance	None
Nishant Bhatnagar	Assistant Secretary	None

The business address for each of the above directors and officers is Three Canal Plaza, Suite 100, Portland, ME 04101.

(c)        Not applicable.

Item 33.	Location of Accounts and Records

The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of the Trust’s service providers, whose addresses are as follows:

JPMorgan Chase Bank, N.A. One Beacon Street, 20th Floor Boston, Massachusetts 02108	FFCM LLC 60 State Street Suite 700, Room 771 Boston, MA 02109	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Item 34.	Management Services

None.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 1st day of April 2015.

FQF TRUST
By:	/s/William DeRoche
William DeRoche, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/William DeRoche	President	April 1, 2015
William DeRoche

/s/William Cox	Principal Financial Officer and Treasurer	April 1, 2015
William Cox

/s/Peter A. Ambrosini *	Trustee	April 1, 2015
Peter A. Ambrosini

/s/Joseph A. Franco *	Trustee	April 1, 2015
Joseph A. Franco

/s/Ronald C. Martin, Jr.	Trustee	April 1, 2015
Ronald C. Martin, Jr.

/s/Richard S. Robie III *	Trustee	April 1, 2015
Richard S. Robie III

/s/ Stacy L. Fuller

*Signatures affixed by Stacy L. Fuller on April 1, 2015 pursuant to a power of attorney filed May 26, 2011 with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540.

EXHIBIT INDEX

EX-99.p.(ii)   Code of Ethics of FFCM LLC